UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:__811-10335____________________________________

__________________The BlackRock New Jersey Municipal Income Trust_________________

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
_______________________________________________________________________
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

The BlackRock New Jersey Municipal Income Trust

_________________________40 East 52nd Street, New York, NY 10022_________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code:_302 797-2162__________________

Date of fiscal year end:____October 31, 2004__________________________________

Date of reporting period: __ April 30, 2004____________________________________

Item 1.	Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME           LIQUIDITY           EQUITIES           ALTERNATIVES           BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Semi-Annual Report

APRIL 30, 2004 (UNAUDITED)

BlackRock Investment Quality Municipal Trust (BKN)

BlackRock Municipal Income Trust (BFK)

BlackRock California Investment Quality Municipal Trust (RAA)

BlackRock California Municipal Income Trust (BFZ)

BlackRock Florida Investment Quality Municipal Trust (RFA)

BlackRock Florida Municipal Income Trust (BBF)

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

BlackRock New Jersey Municipal Income Trust (BNJ)

BlackRock New York Investment Quality Municipal Trust (RNY)

BlackRock New York Municipal Income Trust (BNY)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trust Summaries	2

Portfolios of Investments	12

Financial Statements

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Financial Highlights	42

Notes to Financial Statements	52

Dividend Reinvestment Plans	57

Additional Information	58

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

     April 30, 2004

Dear Shareholder:

     We are pleased to report that during the semi-annual period, the Trusts continued to provide monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of April 30, 2004.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Investment Quality Municipal Trust (BKN)	6.84%	10.53%	$13.36	$15.41

BlackRock Municipal Income Trust (BFK)	7.48	11.50	13.02	14.09

BlackRock California Investment Quality Municipal Trust (RAA)	6.50	10.00	13.03	14.30

BlackRock California Municipal Income Trust (BFZ)	7.16	11.02	12.75	14.24

BlackRock Florida Investment Quality Municipal Trust (RFA)	6.25	9.62	13.58	14.96

BlackRock Florida Municipal Income Trust (BBF)	6.98	10.75	12.95	14.90

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)	5.82	8.95	13.85	14.80

BlackRock New Jersey Municipal Income Trust (BNJ)	6.79	10.45	13.27	14.86

BlackRock New York Investment Quality Municipal Trust (RNY)	6.50	10.00	13.50	15.15

BlackRock New York Municipal Income Trust (BNY)	6.97	10.72	12.98	14.84

1Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of March 31, 2004, BlackRock managed approximately $20 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Investment Quality Municipal Trust (BKN)

Trust Information

Symbol on New York Stock Exchange:	BKN

Initial Offering Date:	February 19, 1993

Closing Market Price as of 4/30/04:	$13.36

Net Asset Value as of 4/30/04:	$15.41

Yield on Closing Market Price as of 4/30/04 ($13.36):[1]	6.84%

Current Monthly Distribution per Common Share:[2]	$0.076189

Current Annualized Distribution per Common Share:[2]	$0.914268

Leverage as of 4/30/04:[3]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.36	$14.26	(6.31)%	$15.36	$13.36

NAV	$15.41	$15.28	0.85%	$16.08	$15.27

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Industrial & Pollution Control	17%	17%

City, County & State	17	12

Lease Revenue	12	13

Education	12	12

Hospital	9	11

Transportation	9	10

Power	7	7

Tobacco	6	6

Tax Revenue	4	4

Housing	3	4

Water & Sewer	1	1

Other	3	3

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	41%	46%

AA/Aa	7	7

A	15	20

BBB/Baa	27	19

BB/Ba	3	3

Not Rated[5]	7	5

4 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2004, the market value of these securities was $12,712,386, representing 3.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Municipal Income Trust (BFK)

Trust Information

Symbol on New York Stock Exchange:	BFK

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/04:	$13.02

Net Asset Value as of 4/30/04:	$14.09

Yield on Closing Market Price as of 4/30/04 ($13.02):[1]	7.48%

Current Monthly Distribution per Common Share:[2]	$0.081125

Current Annualized Distribution per Common Share:[2]	$0.973500

Leverage as of 4/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.02	$13.70	(4.96)%	$14.78	$12.90

NAV	$14.09	$13.87	1.59%	$14.92	$13.86

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Hospital	23%	22%

Industrial & Pollution Control	21	22

City, County & State	10	5

Tobacco	9	10

Transportation	8	8

Education	7	7

Housing	7	10

Lease Revenue	7	8

Tax Revenue	1	1

Power	1	1

Water & Sewer	1	1

Other	5	5

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	14%	15%

AA/Aa	4	4

A	25	27

BBB/Baa	44	44

BB/Ba	1	—

B	5	5

Not Rated[5]	7	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2004, the market value of these securities was $46,632,235, representing 4.9% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock California Investment Quality Municipal Trust (RAA)

Trust Information

Symbol on American Stock Exchange:	RAA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/04:	$13.03

Net Asset Value as of 4/30/04:	14.30

Yield on Closing Market Price as of 4/30/04 ($13.03):[1]	6.50%

Current Monthly Distribution per Common Share:[2]	$0.0706

Current Annualized Distribution per Common Share:[2]	$0.8472

Leverage as of 4/30/04:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.03	$14.03	(7.13)%	$14.50	$12.99

NAV	$14.30	$14.56	(1.79)%	$14.91	$14.28

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

City, County & State	26%	25%

Lease Revenue	21	17

Transportation	18	24

Education	12	11

Tobacco	8	8

Industrial & Pollution Control	7	7

Power	6	6

Water & Sewer	2	2

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	39%	45%

AA/Aa	12	11

A	5	12

BBB/Baa	30	18

B	4	5

Not Rated	10	9

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock California Municipal Income Trust (BFZ)

Trust Information

Symbol on New York Stock Exchange:	BFZ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/04:	$12.75

Net Asset Value as of 4/30/04:	$14.24

Yield on Closing Market Price as of 4/30/04 ($12.75):[1]	7.16%

Current Monthly Distribution per Common Share:[2]	$0.076074

Current Annualized Distribution per Common Share:[2]	$0.912888

Leverage as of 4/30/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$12.75	$13.21	(3.48)%	$14.18	$12.75

NAV	$14.24	$13.97	1.93%	$15.08	$13.96

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

City, County & State	19%	15%

Lease Revenue	13	13

Housing	12	16

Tobacco	11	10

Transportation	11	11

Hospital	10	9

Education	9	10

Power	7	7

Industrial & Pollution Control	1	1

Tax Revenue	—	1

Other	7	7

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	30%	30%

AA/Aa	3	—

A	19	31

BBB/Baa	29	20

BB/Ba	—	1

B	1	—

Not Rated[5]	18	18

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2004, the market value of these securities was $30,286,291, representing 9.1% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Florida Investment Quality Municipal Trust (RFA)

Trust Information

Symbol on American Stock Exchange:	RFA

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/04:	$13.58

Net Asset Value as of 4/30/04:	$14.96

Yield on Closing Market Price as of 4/30/04 ($13.58):[1]	6.25%

Current Monthly Distribution per Common Share:[2]	$0.070781

Current Annualized Distribution per Common Share:[2]	$0.849372

Leverage as of 4/30/04:[3]	34%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.58	$14.47	(6.15)%	$15.95	$13.47

NAV	$14.96	$15.39	(2.79)%	$15.46	$14.96

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Education	21%	23%

Tax Revenue	19	21

Transportation	13	14

Power	13	14

City, County & State	11	9

Hospital	9	4

Lease Revenue	8	9

Housing	5	5

Water & Sewer	1	1

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	66%	72%

AA/Aa	4	4

A	9	7

BBB/Baa	12	13

BB/Ba	2	—

Not Rated	7	4

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock Florida Municipal Income Trust (BBF)

Trust Information

Symbol on New York Stock Exchange:	BBF

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/04:	$12.95

Net Asset Value as of 4/30/04:	$14.90

Yield on Closing Market Price as of 4/30/04 ($12.95):[1]	6.98%

Current Monthly Distribution per Common Share:[2]	$0.075375

Current Annualized Distribution per Common Share:[2]	$0.904500

Leverage as of 4/30/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$12.95	$13.36	(3.07)%	$14.75	$12.91

NAV	$14.90	$14.68	1.50%	$15.61	$14.65

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

City, County & State	30%	31%

Hospital	24	22

Water & Sewer	8	8

Power	8	8

Education	7	7

Housing	6	6

Tax Revenue	5	5

Lease Revenue	5	5

Tobacco	3	4

Transportation	3	3

Industrial & Pollution Control	1	1

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	20%	19%

AA/Aa	40	42

A	12	13

BBB/Baa	11	11

BB/Ba	2	—

Not Rated	15	15

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

Trust Information

Symbol on American Stock Exchange:	RNJ

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/04:	$13.85

Net Asset Value as of 4/30/04:	$14.80

Yield on Closing Market Price as of 4/30/04 ($13.85):[1]	5.82%

Current Monthly Distribution per Common Share:[2]	$0.067148

Current Annualized Distribution per Common Share:[2]	$0.805776

Leverage as of 4/30/04:[3]	33%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.85	$14.80	(6.42)%	$15.61	$13.76

NAV	$14.80	$14.90	(0.67)%	$15.39	$14.80

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Transportation	30%	32%

Hospital	15	15

Education	10	11

Power	7	8

Water & Sewer	5	5

City, County & State	5	5

Resource Recovery	5	5

Housing	5	1

Tax Revenue	5	5

Tobacco	4	4

Industrial & Pollution Control	4	4

Other	5	5

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	61%	64%

AA/Aa	10	10

A	9	10

BBB/Baa	11	7

B	4	4

Not Rated[5]	5	5

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2004, the market value of these securities was $1,107,830, representing 5.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock New Jersey Municipal Income Trust (BNJ)

Trust Information

Symbol on New York Stock Exchange:	BNJ

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/04:	$13.27

Net Asset Value as of 4/30/04:	$14.86

Yield on Closing Market Price as of 4/30/04 ($13.27):[1]	6.79%

Current Monthly Distribution per Common Share:[2]	$0.075108

Current Annualized Distribution per Common Share:[2]	$0.901296

Leverage as of 4/30/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.27	$14.04	(5.48)%	$15.12	$13.24

NAV	$14.86	$14.59	1.85%	$15.68	$14.57

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Hospital	23%	21%

Lease Revenue	15	15

Transportation	13	14

City, County & State	12	7

Housing	11	16

Tobacco	9	9

Industrial & Pollution Control	3	3

Education	3	3

Tax Revenue	2	2

Water & Sewer	—	1

Other	9	9

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	31%	32%

AA/Aa	5	5

A	19	20

BBB/Baa	33	31

B	3	3

Not Rated[5]	9	9

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.
5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2004, the market value of these securities was $15,590,435, representing 9.2% of the Trust’s long-term investments.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock New York Investment Quality Municipal Trust (RNY)

Trust Information

Symbol on American Stock Exchange:	RNY

Initial Offering Date:	May 28, 1993

Closing Market Price as of 4/30/04:	$13.50

Net Asset Value as of 4/30/04:	$15.15

Yield on Closing Market Price as of 4/30/04 ($13.50):[1]	6.50%

Current Monthly Distribution per Common Share:[2]	$0.073125

Current Annualized Distribution per Common Share:[2]	$0.877500

Leverage as of 4/30/04:[3]	33%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$13.50	$14.18	(4.80)%	$14.92	$13.37

NAV	$15.15	$15.34	(1.24)%	$15.79	$15.15

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Education	35%	33%

City, County & State	17	19

Industrial & Pollution Control	11	10

Tax Revenue	8	8

Lease Revenue	8	11

Water & Sewer	7	7

Power	4	4

Hospital	4	3

Housing	4	3

Tobacco	2	2

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	38%	37%

AA/Aa	24	26

A	23	25

BBB/Baa	6	5

BB/Ba	5	4

Caa	4	3

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES (unaudited)
APRIL 30, 2004

BlackRock New York Municipal Income Trust (BNY)

Trust Information

Symbol on New York Stock Exchange:	BNY

Initial Offering Date:	July 27, 2001

Closing Market Price as of 4/30/04:	$12.98

Net Asset Value as of 4/30/04:	$14.84

Yield on Closing Market Price as of 4/30/04 ($12.98):[1]	6.97%

Current Monthly Distribution per Common Share:[2]	$0.075339

Current Annualized Distribution per Common Share:[2]	$0.904068

Leverage as of 4/30/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
2 The distribution is not constant and is subject to change.
3 As a percentage of managed assets (as defined herein).

The table below summarizes the changes in the Trust’s market price and NAV:

	4/30/04	10/31/03	Change	High	Low

Market Price	$12.98	$13.45	(3.49)%	$14.82	$12.90

NAV	$14.84	$14.76	0.54%	$15.73	$14.74

The following charts show the Trust’s asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	April 30, 2004	October 31, 2003

Transportation	17%	17%

Education	14	9

Lease Revenue	13	19

Industrial & Pollution Control	13	10

Tobacco	11	11

Housing	7	8

City, County & State	6	6

Hospital	5	5

Water & Sewer	4	4

Tax Revenue	3	4

Other	7	7

Credit Breakdown4

Credit Rating	April 30, 2004	October 31, 2003

AAA/Aaa	20%	23%

AA/Aa	22	23

A	22	25

BBB/Baa	24	19

BB/Ba	1	—

CCC/Caa	3	3

Not Rated[5]	8	7

4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of April 30, 2004, the market value of these securities was $21,951,775, representing 7.6% of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—152.2%
		Alabama—5.9%
AAA	$14,000	Univ. of Alabama Hosp., Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	$15,064,140

		Alaska—2.4%
AAA	6,015	Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	6,236,472

		California—22.8%
		California, GO,
Baa1	7,500	5.25%, 4/01/27	04/14 @ 100	7,405,500
Baa1	5,770	5.625%, 5/01/18	05/10 @ 101	6,166,399
BBB	3,000	Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10 @ 101	3,046,290
		Golden St. Tobacco Sec. Corp., Ser. B,
AAA	1,495	5.00%, 6/01/38, AMBAC	06/13 @ 100	1,449,522
BBB	13,000	5.50%, 6/01/43	06/13 @ 100	12,861,420
BBB	6,900	5.625%, 6/01/38	06/13 @ 100	6,893,445
AAA	10,945	Los Altos Sch. Dist., GO, Zero Coupon, 8/01/24, MBIA	08/13 @ 53.632	3,474,928
AAA	15,460	Los Angeles Cnty., Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call	17,401,312

				58,698,816

		Colorado—2.2%
AAA	3,100	Arapahoe Cnty. Cap. Impvt. Hwy. Trust Fund, Ser. E, Zero Coupon, 8/31/04	ETM	3,089,057
AAA	2,250 [3]	3E-470 Pub. Hwy. Auth., Ser. B, 6.90%, 8/31/05	N/A	2,482,538

				5,571,595

		Connecticut—1.6%
BBB-	3,000	Mashantucket Western Pequot Tribe, Ser. A, 5.50%, 9/01/28	09/09 @ 101	2,948,580
BBB-	1,140	Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 5.25%, 1/01/33	01/14 @ 100	1,080,321

				4,028,901

		Delaware—3.1%
NR	7,000 [4,5]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	8,008,140

		District of Columbia—2.4%
AAA	1,705	Dist. of Columbia, GO, Ser. E, 6.00%, 6/01/09, CAPMAC	ETM	1,726,568
BBB	4,960	Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,466,976

				6,193,544

		Florida—7.4%
AAA	665	Florida Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. A, 6.55%, 7/01/14	01/05 @ 102	683,514
NR	3,700	Hillsborough Cnty. Ind. Dev. Auth., National Gypsum, Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,799,419
BB	4,755	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	4,685,482
NR	10,000	Village Cmnty. Dev. Dist. No. 6, Spl. Assmnt. Rev., 5.625%, 5/01/22	05/13 @ 100	9,792,000

				18,960,415

		Georgia—1.6%
AAA	4,260	Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA	05/12 @ 100	4,212,714

		Hawaii—1.1%
AAA	2,500	Hawaii Dept. of Budget & Fin., Hawaiian Elec. Co. Inc., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	2,783,225

		Illinois—12.5%
NR	1,920	Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call	1,872,768
AAA	10,000	Chicago Brd. of Ed., Sch. Reform, 5.75%, 12/01/27, AMBAC	12/07 @ 102	11,316,400
AAA	5,000	Chicago Pub. Bldg., Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,361,000
		Illinois Edl. Fac. Auth., FGIC,
AAA	4,000	5.45%, 7/01/14	06/04 @ 102	4,058,000
AAA	5,000	5.70%, 7/01/13	06/04 @ 102	5,074,850
AAA	3,540	O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,551,293

				32,234,311

		Indiana—3.0%
BBB	7,420	Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 7.10%, 1/15/17	07/04 @ 102	7,647,423

		Kentucky—2.1%
AAA	15,715	Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/23, MBIA	No Opt. Call	5,463,791

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Louisiana—3.4%
AAA	$4,640		New Orleans, GO, 5.875%, 11/01/29, FSA	11/09 @ 100	$5,030,595
BBB	4,460		Tobacco Settlement Fin. Corp., Ser. B, 5.875%, 5/15/39	05/11 @ 101	3,712,192

					8,742,787

			Maryland—2.3%
BBB	1,740		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	1,681,397
NR	4,000	[4,5]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	11/10 @ 100	4,342,600

					6,023,997

			Michigan—1.6%
BB+	4,000	[6]	Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	4,150,200

			Missouri—1.6%
			Lake of the Ozarks Cmnty. Brdg. Corp., Brdg. Sys.,
BBB-	2,000		5.25%, 12/01/14	12/08 @ 102	1,961,520
BBB-	2,500		5.25%, 12/01/26	12/08 @ 102	2,204,350

					4,165,870

			New Jersey—4.0%
AAA	2,000		Delaware River Port. Auth. of PA & NJ, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,179,580
AA	7,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 06/15/10	N/A	8,063,090

					10,242,670

			New Mexico—0.8%
AAA	1,945		Farmington PCR, So. California Edison Co., Ser. A, 5.875%, 6/01/23, MBIA	06/04 @ 101	1,970,518

			New York—14.2%
			New York City, GO,
A+	4,140		Ser. A, 6.00%, 8/01/05	No Opt. Call	4,360,869
A+	7,000	[7]	Ser. E, 6.50%, 2/15/06	No Opt. Call	7,552,300
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	4,000		6.00%, 1/01/08	06/04 @ 102	4,089,360
A-	1,000		6.00%, 1/01/15	06/04 @ 102	1,022,340
			New York City Transl. Fin. Auth., Ser. B,
AA+	8,145	[3]	6.00%, 5/15/10	N/A	9,482,653
AA+	1,855		6.00%, 11/15/21	05/10 @ 101	2,088,656
			New York Dorm. Auth.,
AAA	3,000	[3]	St. Univ. Edl. Fac., Ser. B, 6.10%, 5/15/04	N/A	3,064,290
AAA	1,865		Univ. of Rochester, Ser. A, Zero Coupon, 7/01/21, MBIA	07/10 @ 101	1,401,622
AAA	2,030		Univ. of Rochester, Ser. A, Zero Coupon, 7/01/23, MBIA	07/10 @ 101	1,514,664
A+	1,955		New York Hsg. Fin. Agcy., Hlth. Fac. of New York City, Ser. A, 6.375%, 11/01/04	No Opt. Call	2,001,060

					36,577,814

			North Carolina—2.2%
AAA	5,000		No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,730,250

			Ohio—3.7%
			Cuyahoga Cnty.,
A1	3,485		Cleveland Clinic Hlth. Sys., 6.00%, 1/01/20	07/13 @ 100	3,764,148
A1	5,000		Cleveland Clinic Hlth. Sys., 6.00%, 1/01/21	07/13 @ 100	5,389,000
AAA	335	[5]	Port Dev. Proj., 6.00%, 3/01/07	ETM	361,646

					9,514,794

			Oregon—1.7%
BB+	4,300		Klamath Falls Elec., Klamath Cogen, 5.50%, 1/01/07	No Opt. Call	4,358,953

			Pennsylvania—5.1%
			McKeesport Area Sch. Dist., FGIC,
AAA	870		Zero Coupon, 10/01/31	ETM	202,510
AAA	2,435		Zero Coupon, 10/01/31	No Opt. Call	548,873
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	2,000		6.25%, 11/01/31	05/11 @ 101	2,041,620
A3	3,100		6.375%, 11/01/41	05/11 @ 101	3,169,099
A	2,750		Pennsylvania Higher Edl. Fac. Auth., Univ. of Pennsylvania Hlth. Svcs.,
			Ser. A, 5.875%, 1/01/15	01/06 @ 101	2,872,733
AAA	4,000		Pennsylvania Intergovtl. Coop. Auth., Spec. Tax, Philadelphia Fdg. Prog.,
			5.50%, 6/15/20, FGIC	06/06 @ 100	4,265,600

					13,100,435

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Rhode Island—0.8%
AAA	$2,000		Rhode Island Hlth. & Edl. Bldg. Corp., Hosp. Fin., 5.50%, 5/15/16, MBIA	05/07 @ 102	$2,164,420

			South Carolina—3.3%
			So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
BBB	2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,250,441
BBB	4,000		Ser. C, 6.875%, 8/01/27	08/13 @ 100	4,311,560
BBB	2,090		Tobacco Settlement Rev. Mgmt. Auth., Ser. B, 6.375%, 5/15/30	No Opt. Call	1,881,334

					8,443,335

			Tennessee—5.1%
A3	7,800		Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	09/04 @ 102	7,994,298
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,194,020

					13,188,318

			Texas—14.4%
BBB	6,000		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	6,439,800
			Dallas Cnty. Util. & Cap. Reclam. Dist., Ser. A, AMBAC,
AAA	6,085		Zero Coupon, 2/15/19	02/05 @ 44.538	2,628,781
AAA	3,800		Zero Coupon, 2/15/20	02/05 @ 41.799	1,539,722
AAA	6,000		Grapevine, GO, 5.875%, 8/15/24, FGIC	08/10 @ 100	6,503,700
AAA	5,000		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	630,200
BBB	1,930		Matagorda Cnty. Navigation Dist. No. 1, 5.60%, 3/01/27	03/14 @ 101	1,925,001
BBB	7,000		Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30	05/12 @ 101	7,283,710
Baa1	6,320		Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev., 5.80%, 11/01/26	11/11 @ 102	6,157,387
AAA	15,000		Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	2,969,100
AA+	1,000		Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	1,092,150

					37,169,551

			Utah—1.6%
			Intermountain Pwr. Agcy., Sply.,
AAA	2,810		5.00%, 7/01/13, AMBAC	ETM	2,863,671
A+	1,145		Ser. B, 5.00%, 7/01/16	ETM	1,147,427

					4,011,098

			Washington—7.7%
			Washington, GO,
Aa1	4,000		Ser. A, 5.375%, 7/01/21	07/06 @ 100	4,172,840
Aa1	1,000		Ser. B, 6.00%, 1/01/25	01/10 @ 100	1,108,630
AAA	13,395		Washington Pub. Pwr. Sply., Nuclear Proj. No. 1, 5.75%, 7/01/11, MBIA	07/06 @ 102	14,598,139

					19,879,609

			Wisconsin—6.5%
BBB	14,800		Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	13,284,776
A-	3,220		Wisconsin Hlth. & Edl. Facs. Auth., Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	3,386,506

					16,671,282

			Wyoming—4.1%
A3	10,000		Sweetwater Cnty. PCR, Idaho Pwr. Co. Proj., Ser. A, 6.05%, 7/15/26	07/06 @ 102	10,589,700

			Total Long-Term Investments (cost $369,304,923)		391,799,088

			SHORT-TERM INVESTMENTS—2.5%
			Georgia—0.8%
A1+	2,100	[8]	Mun. Elec. Auth., Proj. 1, Ser. C, 1.03%, 5/05/04, MBIA, FRWD	N/A	2,100,000

			Massachusetts—0.3%
A1+	800	[8]	Dev. Fin. Agcy., Var-Boston Univ., Ser. R-2, 1.04%, 5/03/04, XLCA, FRDD	N/A	800,000

			Virginia—0.9%
A1+	2,400	[8]	Loudoun Cnty. Indl. Dev. Auth., Howard Hughes Med., Ser. C, 1.08%, 5/03/04, FRDD	N/A	2,400,000

			Puerto Rico—0.2%
A-1	400	[8]	Puerto Rico Comnwlth. Govt. Dev. Bank, Zero Coupon, 5/05/04, MBIA, FRWD	N/A	400,000

See Notes to Financial Statements.

BlackRock Investment Quality Municipal Trust (BKN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—0.3%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$800,000

	Total Short-Term Investments (cost $6,500,000)	6,500,000

	Total Investments—154.7% (cost $375,804,923)	$398,299,088
	Other assets in excess of liabilities—2.2%	5,710,081
	Preferred shares at redemption value, including dividends payable—(56.9)%	(146,572,927

	Net Assets Applicable to Common Shareholders—100%	$257,436,242

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

4 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 4.8% of its net assets, with a current market value of $12,350,740, in securities restricted as to resale.

5 Security is deemed to be of investment grade quality by the investment advisor.

6 See Note 7 of Notes to Financial Statements.

7 Entire or partial principal amount pledged as collateral for financial futures contracts.

8 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of April 30, 2004.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CAPMAC	—	Capital Markets Assurance Company	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Municipal Income Trust (BFK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.6%
			Alabama—6.2%
Baa2	$7,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05 @ 102	$7,328,230
A2	15,000		Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12 @ 101	15,464,850
BBB	15,000		Phenix Cnty. Indl. Dev. Brd., Env. Impvt. Rev., Ser. A, 6.35%, 5/15/35	05/12 @ 100	15,534,450

					38,327,530

			Arizona—1.2%
A3	7,000		Scottsdale Ind. Dev. Auth., Scottsdale Htlh. Care, 5.80%, 12/01/31	12/11 @ 101	7,215,950

			California—24.7%
Baa1	15,000		California, GO, 5.20%, 4/01/26	04/14 @ 100	14,768,250
A	19,000		California Infrastructure & Econ. Dev., J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	18,331,960
A	5,000		California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,085,950
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635		Zero Coupon, 1/15/32	01/10 @ 27.37	10,333,117
BBB	20,535		Zero Coupon, 1/15/34	01/10 @ 24.228	3,392,793
BBB	75,000		Zero Coupon, 1/15/38	01/10 @ 19.014	9,522,000
			Golden St. Tobacco Sec. Corp.,
BBB	10,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	9,402,000
AAA	3,550		Ser. B, 5.00%, 6/01/38, AMBAC	06/13 @ 100	3,442,009
BBB	30,600		Ser. B, 5.50%, 6/01/43	06/13 @ 100	30,273,804
BBB	16,500		Ser. B, 5.625%, 6/01/38	06/13 @ 100	16,484,325
			Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev.,
B-	20,055		Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	17,428,196
AAA	13,320		Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC	01/12 @ 100	13,409,777

					151,874,181

			Colorado—0.6%
BBB	3,500		Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,403,610

			Connecticut—5.0%
A3	5,950		Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. A, 5.85%, 9/01/28	10/08 @ 102	6,192,225
			Mohegan Tribe Indians, Pub. Impvt. Priority Dist.,
BBB-	2,730		5.25%, 1/01/33	01/14 @ 100	2,587,084
BBB-	20,940		6.25%, 1/01/31	01/11 @ 101	21,842,933

					30,622,242

			Delaware—6.2%
			Charter Mac Equity Issuer Trust,
NR	1,000	[3,4]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,107,830
NR	11,000	[3,4]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	12,022,340
NR	16,000	[3,4]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	17,830,240
NR	6,500	[3,4]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	7,147,985

					38,108,395

			District of Columbia—5.8%
			Dist. of Columbia,
A	2,390		Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	2,304,056
AAA	15,600		Georgetown Univ., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,370,420
AAA	51,185		Georgetown Univ., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	7,312,801
BBB	25,535		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	23,423,000

					35,410,277

			Florida—8.0%
Baa2	4,600		Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,722,268
A	9,670		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	10,151,179
BBB-	9,000		Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/04 @ 102	9,251,100
BB	11,685		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	11,514,165
NR	3,970		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	3,968,452
NR	10,000		Village Cmnty. Dev. Dist. No. 6, Spl. Assmnt. Rev., 5.625%, 5/01/22	05/13 @ 100	9,792,000

					49,399,164

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Georgia—2.3%
AAA	$9,905	Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/39, MBIA	05/12 @ 100	$9,795,055
BBB	4,000	Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	4,160,720

				13,955,775

		Idaho—2.8%
AAA	16,970	Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,420,044

		Illinois—17.1%
		Bolingbrook, Ser. B, FGIC,
AAA	14,085	Zero Coupon, 1/01/34	No Opt. Call	2,657,981
AAA	7,120	Zero Coupon, 1/01/33	No Opt. Call	1,425,495
NR	4,630	Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call	4,516,102
		Illinois Dev. Fin. Auth.,
A	7,095 [5]	Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24	11/09 @ 101	7,155,095
A	25,000	PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	25,611,250
		Illinois Edl. Facs. Auth.,
BBB	10,000	Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/30	05/12 @ 101	10,178,600
BBB	7,000	Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	7,184,240
AAA	20,000	Univ. of Chicago, Ser. A, 5.25%, 7/01/41	07/11 @ 101	20,211,600
		Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care,
A2	5,000	5.50%, 1/01/22	01/13 @ 100	5,097,600
A2	6,000	5.625%, 1/01/28	01/13 @ 100	6,072,720
AAA	40,000	Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion
		Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	7,152,400
AAA	7,645	O'Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,669,387

				104,932,470

		Indiana—5.8%
A+	9,000	Indiana Hlth. Fac. Fin. Auth., Methodist Hosp. Inc., 5.50%, 9/15/31	09/11 @ 100	8,938,980
		Petersburg, PCR, Pwr. & Lt. Conv.,
BBB	10,000	5.90%, 12/01/24	08/11 @ 102	10,221,700
BBB	16,000	5.95%, 12/01/29	08/11 @ 102	16,353,760

				35,514,440

		Kentucky—1.5%
AAA	9,060	Kentucky Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,069,875

		Louisiana—4.5%
		Louisiana Local Gov't. Env. Facs. & Cmnty. Dev. Auth.,
A	21,425	Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call	23,237,341
Baa1	4,605	Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	4,504,565

				27,741,906

		Maryland—2.0%
BBB	4,205	Maryland St. Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	4,063,376
NR	8,000 [3,4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 06/30/49	06/09 @ 100	8,523,840

				12,587,216

		Massachusetts—2.6%
AAA	15,925	Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	15,697,273

		Michigan—2.9%
AA	17,210	Kent Hosp. Fin. Auth., Spectrum Hlth., Ser. A, 5.50%, 1/15/31	07/11 @ 101	17,540,948

		Mississippi—3.1%
A	18,680	Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	18,882,865

		New Hampshire—0.6%
A+	3,500	New Hampshire Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,562,370

		New Jersey—8.9%
		New Jersey Econ. Dev. Auth.,
B	31,410	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	26,979,619
Baa3	8,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,027,200
		Tobacco Settlement Fin. Corp.,
BBB	18,000	6.75%, 6/01/39	06/13 @ 100	17,010,900
BBB	2,000	7.00%, 6/01/41	06/13 @ 100	1,976,460

				54,994,179

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Ohio—2.4%
Baa2	$14,500	Ohio Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B,
		6.00%, 8/01/20	08/07 @ 102	$14,735,625

		Pennsylvania—4.6%
A3	6,500	Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	6,644,885
		Pennsylvania Higher Edl. Facs. Auth.,
BBB+	4,000	La Salle Univ., 5.50%, 5/01/34	05/13 @ 100	3,937,160
A	17,250	Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22	01/06 @ 101	17,808,037

				28,390,082

		South Carolina—4.9%
		Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000	5.50%, 11/01/32	11/13 @ 100	5,042,700
A	10,000	5.75%, 11/01/28	11/13 @ 100	10,307,100
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
BBB	5,075	Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,226,996
BBB	9,000	Ser. C, 6.875%, 8/01/27	08/13 @ 100	9,701,010

				30,277,806

		South Dakota—2.1%
BBB	14,000	Edl. Enhancement Fdg. Corp., Tobacco Settlement, Ser. B, 6.50%, 6/01/32	06/12 @ 101	12,933,480

		Tennessee—1.4%
AAA	20,825	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon,
		1/01/20, FSA	01/13 @ 67.474	8,744,834

		Texas—17.1%
		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C,
BBB	8,655	5.75%, 5/01/36	No Opt. Call	9,280,583
BBB	1,320	6.75%, 10/01/38	10/13 @ 101	1,416,756
		Harris Cnty. Houston Sports Auth., MBIA,
AAA	12,580	Ser. A, Zero Coupon, 11/15/38	11/30 @ 61.166	1,585,583
AAA	5,000	Ser. H, Zero Coupon, 11/15/35	11/31 @ 78.178	749,450
BBB	4,670	Matagorda Cnty. Navigation Dist. No. 1, 5.60%, 3/01/27	03/14 @ 101	4,657,905
BBB	20,000	Port Corpus Christi Auth., Celanese Proj., Ser. B, 6.70%, 11/01/30	05/12 @ 101	20,810,600
BBB	4,450	Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 5.75%, 11/01/11	No Opt. Call	4,771,646
		Texas Affordable Hsg. Corp., Mult. Fam. Hsg. Rev.,
Baa1	6,010	5.80%, 11/01/26	11/11 @ 102	5,855,363
Baa1	18,605	Arborstone/Baybrook Oaks, Ser. A, 5.85%, 11/01/31	11/11 @ 102	17,998,105
BBB-	6,515	So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12 @ 102	6,051,327
BBB-	4,435	Amer. Oppty. Hsg. Portfolio, Ser. B, 8.00%, 3/01/32	09/12 @ 102	4,119,361
		Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	35,000	Zero Coupon, 8/15/32	08/12 @ 30.846	6,505,800
AAA	62,325	Zero Coupon, 8/15/33	08/12 @ 28.997	10,876,336
AAA	65,040	Zero Coupon, 8/15/34	08/12 @ 27.31	10,686,072

				105,364,887

		Virginia—0.3%
AAA	8,105	Virginia Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	1,683,409

		Washington—0.4%
A-	2,190	Energy Northwest Wind Proj., Ser. B, 6.00%, 7/01/23	01/07 @ 103	2,269,804

		West Virginia—1.3%
BBB	8,000	Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25	04/05 @ 102	8,294,400

		Wisconsin—9.8%
BBB	26,000	Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	23,338,120
		Wisconsin Hlth. & Edl. Facs. Auth.,
A-	7,500	Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	7,887,825
A+	13,750	Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30	10/11 @ 101	13,571,387
A	15,000	Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	15,440,700

				60,238,032

		U.S. Virgin Islands—0.5%
A	3,080	Virgin Islands Pub. Fin. Auth., 5.00%, 10/01/31, ACA	10/14 @ 100	2,995,331

		Total Long-Term Investments (cost $948,415,442)		962,188,400

See Notes to Financial Statements.

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—2.3%
		Florida—0.5%
A1+	$2,900 [6]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 1.08%, 5/06/04, AMBAC, FRWD	$2,900,000

		Texas—0.1%
A1+	245 [6]	Brownsville Util. Sys., Ser. A, 1.03%, 5/05/04, MBIA, FRWD	245,000

	Shares
	(000)

		Money Market Fund—1.7%
	10,600	AIM Tax Free Investment Co. Cash Reserve Portfolio	10,600,000

		Total Short-Term Investments (cost $13,745,000)	13,745,000

		Total Investments—158.9% (cost $962,160,442)	$975,933,400
		Other assets in excess of liabilities—2.2%	13,542,803
		Preferred shares at redemption value, including dividends payable—(61.1)%	(375,156,446

		Net Assets Applicable to Common Shareholders—100%	$614,319,757

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 7.6% of its net assets, with a current market value of $46,632,235, in securities restricted as to resale.

4 Security is deemed to be of investment grade quality by the investment advisor.

5 Entire or partial principal amount pledged as collateral for financial futures contracts.

6 For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of April 30, 2004.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock California Investment Quality Municipal Trust (RAA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—135.5%
			California—128.3%
			California, GO,
Baa1	$960	[3]	5.75%, 3/01/05	N/A	$1,005,120
Baa1	40		5.75%, 3/01/19	03/05 @ 101	41,593
			California Cnty. Tobacco Sec. Agcy.,
BBB	1,000		Ser. B, 6.00%, 6/01/29	06/12 @ 100	903,040
BBB	900		Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	760,896
			California Edl. Facs. Auth., MBIA,
AAA	760	[3]	Santa Clara Univ., 5.00%, 9/01/06	N/A	832,382
AAA	835		Student Loan Prog., Ser. A, 6.00%, 3/01/16	03/07 @ 102	878,412
			California Pub. Wks. Brd., Lease Rev., Ser. A,
BBB-	1,000	[3]	Dept. of Corrections., 6.875%, 11/01/04	N/A	1,048,740
A3	1,000		St. Univ. Proj., 6.10%, 10/01/06	10/04 @ 102	1,037,590
			Golden St. Tobacco Sec. Corp., Ser. B,
BBB	600		5.50%, 6/01/43	06/13 @ 100	593,604
BBB	400		5.625%, 6/01/38	06/13 @ 100	399,620
			Los Angeles Cnty.,
AAA	1,000		Cmnty. Facs. Spec. Tax, Ser. A, 5.50%, 9/01/14, FSA	09/07 @ 102	1,099,240
AAA	1,000	[3]	Met. Trans. Auth. Sales Tax Rev., 6.00%, 7/01/06, MBIA	N/A	1,101,370
Aa3	1,000	[3]	Los Angeles Cnty. Pub. Wks. Fin. Auth., Regl. Park & Open Space, Dist. A, 6.00%,
			10/01/04	N/A	1,040,300
AA	1,150		Los Angeles Harbor Dept., Ser. B, 6.00%, 8/01/13	08/06 @ 101	1,246,358
B-	945	[4]	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. B,
			7.50%, 12/01/24	12/12 @ 102	821,224
NR	1,000	[4]	Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6, 5.60%, 9/01/33	09/10 @ 102	962,340
BBB-	1,000		Sacramento Pwr. Auth., Cogeneration Proj. Rev., 6.50%, 7/01/09	07/06 @ 102	1,089,690
NR	1,000	[4]	San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	956,990
AAA	500		San Diego Ind. Dev., Ser. A, 5.90%, 6/01/18, AMBAC	06/04 @ 101	507,050
			San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev.,
AAA	150		Ser. 12-A, 5.90%, 5/01/26, MBIA	05/06 @ 101	159,511
AAA	1,000		Ser. 6, 6.125%, 5/01/09, AMBAC	05/04 @ 102	1,020,000
AAA	40		So. California Pub. Pwr. Auth., Transm. Proj. Rev., 5.50%, 7/01/20, MBIA	06/04 @ 100	40,196
AAA	500		Temecula Valley Unified Sch. Dist., GO, Ser. G, 5.75%, 8/01/25, FGIC	08/07 @ 102	541,305
AAA	370		West Basin Mun. Wtr. Dist., COP, Ser. A, 5.50%, 8/01/22, AMBAC	08/07 @ 101	394,117

					18,480,688

			Puerto Rico—7.2%
BBB+	1,000		Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29	02/12 @ 100	1,033,020

			Total Long-Term Investments (cost $18,959,797)		19,513,708

See Notes to Financial Statements.

BlackRock California Investment Quality Municipal Trust (RAA) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.7%
700	AIM Tax Free Investment Co. Cash Reserve Portfolio	$700,001
700	SSgA Tax Free Money Mkt. Fund	700,000

	Total Money Market Funds (cost $1,400,001)	1,400,001

	Total Investments—145.2% (cost $20,359,798)	$20,913,709
	Other assets in excess of liabilities—6.8%	984,577
	Preferred shares at redemption value, including dividends payable—(52.0)%	(7,500,186

	Net Assets Applicable to Common Shareholders—100%	$14,398,100

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 See Note 7 of Notes to Financial Statements.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.6%
			California—132.5%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$24,500		Zero Coupon, 9/01/31	No Opt. Call	$5,164,600
AAA	6,070		Zero Coupon, 9/01/32	No Opt. Call	1,205,381
			California, GO,
Baa1	10,000		5.50%, 11/01/33	11/13 @ 100	10,157,400
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,547,740
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,015,150
			California Cnty. Tobacco Sec. Agcy.,
BBB	12,000		Fresno Cnty. Fdg. Corp., 6.00%, 6/01/35	06/12 @ 100	10,337,760
BBB	5,000		Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	4,227,200
			California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
A-	4,000	[3]	5.375%, 5/01/21	05/12 @ 101	4,120,040
A-	6,000		5.375%, 5/01/22	05/12 @ 101	6,145,020
AAA	10,000		California Edl. Facs. Auth., Stanford Univ., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,191,400
			California Hlth. Facs. Fin. Auth., Ser. A,
BBB	3,000		Insured Hlth. Facs. Valleycare, 5.375%, 5/01/27	05/12 @ 100	2,939,970
A	4,890		Kaiser Proj., 5.40%, 5/01/28	ETM	5,083,155
			California Hsg. Fin. Agcy.,
AAA	14,065		Ser. B, Zero Coupon, 8/01/31, FSA	08/10 @ 31.194	3,132,416
AAA	15,945		Home Mtge. Rev., Ser. Q, Zero Coupon, 2/01/33, AMBAC	08/11 @ 29.558	2,956,841
AAA	19,185		Home Mtge. Rev., Ser. T, Zero Coupon, 8/01/21, MBIA	08/11 @ 57.562	7,147,947
			California Infrastructure & Econ. Dev.,
AAA	15,000		Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	14,908,950
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	14,713,810
A	13,500		Kaiser Hosp. Asst. LLC, Ser. A, 5.55%, 8/01/31	08/11 @ 102	13,768,515
AA-	10,000		California Statewide Cmnty. Dev. Auth., Sutter Hlth. Oblig. Grp., Ser. B,
			5.625%, 8/15/42	08/12 @ 100	10,149,400
A-	5,000		Daly City Hsg. Dev. Fin. Agcy., Sr. Franciscan Acquisition Proj., Ser. A,
			5.85%, 12/15/32	12/13 @ 102	5,071,200
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,099,900
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax, AMBAC,
AAA	7,485		Zero Coupon, 12/01/29	12/11 @ 37.373	1,687,868
AAA	7,485		Zero Coupon, 12/01/30	12/11 @ 35.365	1,584,200
AAA	7,485		Zero Coupon, 12/01/31	12/11 @ 33.465	1,478,362
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	882,850
BBB	5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	826,100
BBB	13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,083,975
BBB	1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	126,960
BBB	9,620		5.75%, 1/15/40	01/10 @ 101	9,768,437
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	2,820,600
BBB	10,200		Ser. B, 5.50%, 6/01/43	06/13 @ 100	10,091,268
BBB	5,800		Ser. B, 5.625%, 6/01/38	06/13 @ 100	5,794,490
NR	5,000		Irvine Mobile Home Park, Meadows Mobile Home Park, Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,824,150
			Lathrop Fin. Auth., Wtr. Suply. Proj.,
NR	2,855	[4]	5.90%, 6/01/27	06/13 @ 100	2,777,744
NR	5,140	[4]	6.00%, 6/01/35	06/13 @ 100	5,073,437
B-	4,110		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	3,571,672
BBB	1,000		Palm Springs Mobile Home Park., Sahara Mobile Home Park, 5.625%, 5/15/26	05/12 @ 102	979,560
NR	4,000		Rancho Cucamonga Comnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,126,400
AAA	15,500		Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj.,
			5.125%, 9/01/30, MBIA	09/11 @ 100	15,549,910
AAA	1,905		Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call	408,870
AAA	6,500		San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., Ser. 27-A,
			5.25%, 5/01/31, MBIA	05/11 @ 100	6,482,515
			San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist.,
NR	1,775		Mission Bay South, 6.125%, 8/01/31	08/09 @ 102	1,807,465
NR	7,500		Mission Bay South, 6.25%, 8/01/33	08/11 @ 101	7,532,625
			San Jose Mult. Fam. Hsg.,
AAA	2,880		Lenzen Hsg., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,906,928
AAA	4,225		Vlgs. Pkwy. Sr. Apts., Ser. D, 5.50%, 4/01/34	04/11 @ 100	4,270,672

See Notes to Financial Statements.

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount				Option Call
Rating[1]	(000)		Description		Provisions[2]	Value

			California—(cont’d)
			Santa Clara Cnty. Hsg. Auth., Mult. Fam. Hsg., Ser. A,
NR	$6,250		Blossom River Apts., 6.50%, 9/01/39		03/08 @ 102	$5,667,250
A3	1,715		John Burns Gardens Apts. Proj., 5.85%, 8/01/31		02/12 @ 101	1,715,978
A3	1,235		River Town Apts. Proj., 6.00%, 8/01/41		02/12 @ 101	1,241,533
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr., 5.85%, 11/15/32		11/10 @ 102	3,020,542
BBB	5,345		Tobacco Sec. Auth. No. California, Tobacco Settlement Rev., Ser. A, 5.375%, 6/01/41		06/11 @ 100	4,176,850
			Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A,
BBB	7,000		5.50%, 6/01/36		06/12 @ 100	5,708,850
BBB	11,500		5.625%, 6/01/43		06/12 @ 100	9,341,105
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA		08/13 @ 100	2,031,480
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28		10/13 @ 102	2,228,162
A2	2,000		Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33		04/08 @ 100	2,012,440

						282,685,043

			Delaware—5.6%
			Charter Mac Equity Issuer Trust,
NR	7,000	[4,5]	Ser. A-2, 6.30%, 6/30/49		06/09 @ 100	7,650,580
NR	4,000	[4,5]	Ser. B-1, 6.80%, 11/30/50		11/10 @ 100	4,398,760

						12,049,340

			Maryland—4.9%
			MuniMae TE Bond Subsidiary, LLC,
NR	7,000	[4,5]	Ser. A, 6.30%, 6/30/49		06/09 @ 100	7,279,510
NR	3,000	[4,5]	Ser. B, 6.80%, 6/30/50		11/10 @ 100	3,106,260

						10,385,770

			Puerto Rico—12.6%
A-	10,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31		07/12 @ 101	10,146,600
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	10,000		5.70%, 8/01/25		02/10 @ 100	10,629,300
BBB+	5,750		5.75%, 8/01/30		02/07 @ 100	6,041,755

						26,817,655

			Total Long-Term Investments (cost $	335,239,992)		331,937,808

	Shares
	(000)

			MONEY MARKET FUND—4.2%
	9,000		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $9,000,000)		N/A	9,000,000

			Total Investments—159.8% (cost $	344,239,992)		$340,937,808
			Other assets in excess of liabilities—2.1%			4,428,159
			Preferred shares at redemption value, including dividends payable—(61.9)%			(131,957,495

			Net Assets Applicable to Common Shareholders—100%			$213,408,472

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4Security is deemed to be of investment grade quality by the investment advisor.

5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 10.5% of its net assets, with a current market value of $22,435,110, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—146.9%
			Florida—126.2%
AAA	$170		Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM	$200,818
AAA	1,000		Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/21, AMBAC	07/06 @ 102	1,067,810
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Opp., Ser. A, 5.875%, 6/01/38	06/13 @ 102	924,910
AAA	1,000		Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/16, FSA	02/06 @ 101	1,034,460
AAA	1,000		Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	10/05 @ 102	1,066,070
AAA	1,000	[3]	Dade Cnty. GO, Ser. B, Zero Coupon, 10/1/08, AMBAC	N/A	629,150
AAA	1,000	[3]	Dade Cnty. Sch. Brd., COP, Ser. A, 6.00%, 5/1/04, MBIA	N/A	1,010,000
AAA	1,000	[3]	First Florida Govt’l. Fin. Com., 5.75%, 7/1/06, AMBAC	N/A	1,092,740
AA+	1,000	[3]	Florida Brd. of Ed., GO, Ser. B, 5.875%, 6/1/05	N/A	1,058,960
AAA	500		Florida Dept. of Corrections, COP, Okeechobee Correctional Fac., 6.25%,
			3/01/15, AMBAC	03/05 @ 102	528,900
AAA	1,000	[3]	Florida Dept. of Trans., GO, 5.80%, 7/1/05	N/A	1,061,880
AAA	1,000	[3]	Florida Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Env. Presvtn., Ser. A,
			5.75%, 7/1/05, AMBAC	N/A	1,061,300
AAA	280		Florida Hsg. Fin. Agcy., Sngl. Fam. Mtge. Rev., Ser. A, 6.25%, 7/01/11	07/04 @ 102	286,185
AAA	1,000		Jacksonville Cap. Impvt., Gator Bowl Proj., 5.50%, 10/01/14, AMBAC	10/04 @ 101	1,025,330
AAA	1,000	[3]	Lee Cnty., Transp. Fac., 5.75%, 10/01/05, MBIA	N/A	1,080,960
BB	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	492,690
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,051,200
A+	750		Miami Hlth. Facs. Auth., Catholic Hlth. East, Ser. C, 5.125%, 11/15/24	11/13 @ 100	726,330
AA-	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13 @ 100	1,013,120
AAA	1,000	[3]	Seminole Cnty. Sch. Brd., COP, Ser. A, 6.125%, 7/01/04, MBIA	N/A	1,028,060
NR	660	[4]	Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	661,927
NR	1,000	[4]	Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	1,036,130
AAA	1,000	[3]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,099,650
BBB+	1,000		Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16	10/06 @ 102	1,053,460

					21,292,040

			Puerto Rico—20.7%
			Puerto Rico Elec. Pwr. Auth.,
AAA	1,000	[3]	Ser. T, 6.375%, 7/01/04	N/A	1,028,450
A-	1,000		Ser. U, 6.00%, 7/01/14	07/04 @ 102	1,024,440
A-	380	[3]	Puerto Rico Pub. Bldg. Auth., Pub. Ed. & Hlth. Fac. Rev., Ser. M, 5.50%, 7/01/05	N/A	398,689
BBB+	1,000		Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29	02/12 @ 100	1,033,020

					3,484,599

			Total Investments—146.9% (cost $23,422,988)		$24,776,639
			Other assets in excess of liabilities—3.5%		589,658
			Preferred shares at redemption value, including dividends payable—(50.4)%		(8,500,244)

			Net Assets Applicable to Common Shareholders—100%		$16,866,053

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4See Note 7 of Notes to Financial Statements.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.0%
			Florida—134.3%
AA	$7,715		Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32	05/12 @ 102	$8,007,013
A	2,000		Boynton Beach Multi-Family Hsg., Clipper Cove Apts., 5.45%, 1/01/33, ACA	01/13 @ 100	2,008,060
AAA	2,800		Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Loan Prog., Ser. F-1,
			5.00%, 10/01/31, MBIA	08/11 @ 102	2,762,844
Baa1	1,000		Capital Trust Agcy. Multi-Family, American Opp., Ser. A, 5.875%, 6/01/38	06/13 @ 102	924,910
AAA	7,000	[3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	7,144,060
			Florida Brd. of Ed., GO,
AA+	5,550		Ser. A, 5.125%, 6/01/30	06/10 @ 101	5,639,965
AAA	1,000		Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,011,350
A	3,000		Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1, 6.10%, 10/01/29	10/09 @ 102	3,070,740
NR	2,870		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	2,878,983
NR	1,715		Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,764,032
A	6,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	6,823,440
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,415,838
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%, 11/15/36	11/11 @ 101	7,691,700
AAA	4,000		Jacksonville Transp., 5.00%, 10/01/26, MBIA	10/11 @ 100	4,021,880
			JEA Elec. Sys.,
AA+	5,000		5.20%, 10/01/33	06/04 @ 100.5	5,003,100
AA+	5,000		Ser. A, 5.50%, 10/01/41	10/07 @ 100	5,218,550
AA	7,500		JEA Wtr. & Swr. Sys., Ser. C, 5.25%, 10/01/37	10/06 @ 100	7,580,550
NR	1,675		Laguna Lakes Cmnty., Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,697,964
AAA	2,770		Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM	1,180,657
BB	3,000		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	2,956,140
AAA	1,000		Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11 @ 101	1,019,730
			Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19	04/08 @ 55.413	1,143,435
AAA	9,700		Ser. B, Zero Coupon, 10/01/33	04/08 @ 25.056	1,808,953
AAA	25,000		Ser. C, Zero Coupon, 10/01/28	04/08 @ 32.99	6,280,750
			No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
NR	1,680		6.10%, 8/01/21	08/11 @ 101	1,718,203
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,541,650
AAA	2,500		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,515,150
Aa3	12,000		So. Miami Hlth. Facs. Auth., Baptist Hlth., 5.25%, 11/15/33	02/13 @ 100	11,985,600
AAA	1,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,505,400
NR	2,850		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09 @ 100	2,864,336
NR	2,000		Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	2,072,260
AA	5,500		Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,725,995
AA	4,000		Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,013,880
			Village Cmnty. Dev. Dist., Assmt. Rev., Ser. A,
NR	4,000		6.00%, 5/01/22	05/13 @ 101	4,040,920
NR	1,950		6.50%, 5/01/33	05/13 @ 101	2,011,659
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,019,920

					133,069,617

			Puerto Rico—20.7%
BBB	6,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	5,536,620
A-	7,500		Puerto Rico, GO, Ser. A, 5.125%, 7/01/31	07/11 @ 100	7,510,125
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	4,000		5.70%, 8/01/25	02/10 @ 100	4,251,720
BBB+	3,000		5.75%, 8/01/30	02/07 @ 100	3,152,220

					20,450,685

			Total Long-Term Investments (cost $151,305,123)		153,520,302

See Notes to Financial Statements.

BlackRock Florida Municipal Income Trust (BBF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.9%
900	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $900,000)	$900,000

	Total Investments—155.9% (cost $152,205,123)	$154,420,302
	Other assets in excess of liabilities—2.2%	2,184,398
	Preferred shares at redemption value, including dividends payable—(58.1)%	(57,554,489)

	Net Assets Applicable to Common Shareholders—100%	$99,050,211

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.0%
			New Jersey—122.4%
AAA	$1,000		Delaware River Port. Auth. of PA & NJ, 5.75%, 1/01/26, FSA	01/10 @ 100	$1,080,700
AAA	1,000	[3]	Essex Cnty. Util. Auth. Sld. Wst., Ser. A, 5.60%, 4/01/06, FSA	N/A	1,090,180
Baa1	1,000		Middlesex Cnty. Impvt. Auth., St. Student Hsg. Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	970,380
			New Jersey Econ. Dev. Auth.,
B	925	[4]	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	794,529
AAA	1,000	[3]	Mkt. Trans. Fac., Ser. A, 5.875%, 7/01/04, MBIA	N/A	1,027,670
AAA	900		Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	1,016,244
BBB	500		Trigen-Trenton Proj., Ser. A, 6.20%, 12/01/10	06/04 @ 102	510,000
AAA	1,000	[3]	New Jersey Edl. Fac. Auth., Rowan College, Ser. E, 5.875%, 7/01/06, AMBAC	N/A	1,095,370
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	1,000		Hackensack Univ. Med. Ctr, 6.00%, 1/01/25	01/10 @ 101	1,039,660
AAA	1,000	[3]	Riverview Med. Ctr., 5.50%, 7/01/04, AMBAC	N/A	1,027,090
AAA	1,000		St. Josephs Hosp. & Med. Ctr., 5.75%, 7/01/16, CONNIE LEE	07/06 @ 102	1,086,710
AAA	115		New Jersey Hsg. & Mtge. Fin., Home Buyer, Ser. O, 6.35%, 10/01/27, MBIA	10/05 @ 101.5	117,741
			New Jersey Tpke. Auth., Ser. C,
AAA	785		6.50%, 1/01/16, AMBAC	ETM	936,340
AAA	215		6.50%, 1/01/16, AMBAC	No Opt. Call	257,372
			New Jersey Trans. Auth. Trust Fund, Trans. Sys. Rev., Ser. B, MBIA,
AAA	375	[3]	5.50%, 6/15/05	N/A	399,922
AAA	625		5.50%, 6/15/15	06/05 @ 102	663,644
AAA	375	[3]	5.75%, 6/15/05	N/A	400,954
AAA	625		5.75%, 6/15/14	06/05 @ 102	665,356
AA	1,000	[3]	No. Brunswick Twnshp. Brd. of Ed., GO, 6.30%, 2/01/05	N/A	1,037,000
AAA	1,000		Passaic Valley Sewage Com., Swr. Sys., GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,112,450
AA-	1,000		Port Auth. of NY & NJ, 5.75%, 12/15/20	06/05 @ 101	1,051,330
BBB	1,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	859,480

					18,240,122

			Delaware—7.4%
NR	1,000	[5,6]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,107,830

			Puerto Rico—14.2%
AAA	1,000	[3]	Comnwlth. of Puerto Rico, 5.40%, 7/01/06, FSA	N/A	1,091,300
A-	1,000		Puerto Rico Elec. Pwr. Auth., Ser. U, 6.00%, 7/01/14	07/04 @ 102	1,024,440

					2,115,740

			Total Long-Term Investments (cost $20,107,558)		21,463,692

	Shares
	(000)

			MONEY MARKET FUND—1.0%
	150		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $150,000)	N/A	150,000

			Total Investments—145.0% (cost $20,257,558)		$21,613,692
			Other assets in excess of liabilities—5.3%		793,940
			Preferred shares at redemption value, including dividends payable—(50.3)%		(7,500,278)

			Net Assets Applicable to Common Shareholders—100%		$14,907,354

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4 See Note 7 of Notes to Financial Statements.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 7.4% of its net assets, with a current market value of $1,107,830, in securities restricted as to resale.

6 Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock New Jersey Municipal Income Trust (BNJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.3%
			New Jersey—110.1%
			Cherry Hill Twnshp., GO,
AA+	$4,065		5.00%, 7/15/22	07/11 @ 100	$4,163,292
AA+	4,275		5.00%, 7/15/23	07/11 @ 100	4,349,513
AAA	12,600		Garden St. Presvtn. Trust, Open Space & Farmland Presvtn., Zero Coupon, 11/01/26, FSA	No Opt. Call	3,785,796
AAA	7,750		Middlesex Cnty., COP, 5.00%, 8/01/31, MBIA	08/11 @ 100	7,767,748
			Middlesex Cnty. Impvt. Auth.,
AAA	1,400		Admin. Bldg. Res. Proj., 5.35%, 7/01/34	07/11 @ 100	1,417,234
AAA	4,470		New Brunswick Apts. Rental Hsg., 5.30%, 8/01/35	08/12 @ 100	4,499,279
			New Jersey Econ. Dev. Auth.,
B	3,450		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	2,963,378
B	2,000		Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	1,760,520
BBB-	2,630		First Mtg. Fellowship Vlg. Proj., Ser. C., 5.50%, 1/01/18	01/09 @ 102	2,559,148
BBB-	4,050		First Mtg. Winchester Proj., Ser. A, 5.75%, 11/01/24	11/14 @ 100	3,902,823
Baa3	2,500		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,821,000
Baa3	5,000		Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	5,488,050
A+	2,000		Masonic Charity Fndtn. Proj., 5.50%, 6/01/31	06/11 @ 102	2,063,740
Aaa	1,970		Victoria Hlth., Ser. A, 5.20%, 12/20/36	12/11 @ 103	2,008,533
			New Jersey Edl. Facs. Auth.,
BBB-	3,000		Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25	07/13 @ 100	3,023,280
BBB+	2,120		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	2,264,902
			New Jersey Hlth. Care Fac. Fin. Auth.,
A-	4,500		Atlantic City Med. Ctr., 5.75%, 7/01/25	07/12 @ 100	4,645,170
A+	3,000		Catholic Hlth. East, Ser. A, 5.375%, 11/15/33	11/12 @ 100	3,005,670
A3	10,000	[3]	Kennedy Hlth. Sys., 5.625%, 7/01/31	07/11 @ 100	10,141,900
Baa1	1,960		So. Jersey Hosp., 6.00%, 7/01/26	07/12 @ 100	2,008,275
Baa1	5,500		So. Jersey Hosp., 6.00%, 7/01/32	07/12 @ 100	5,617,370
BBB+	1,540		So. Ocean Cnty. Hosp., Ser. A, 6.25%, 7/01/23	06/04 @ 102	1,565,856
AAA	3,000		New Jersey Hsg. & Mtg. Fin. Agcy., Mult. Fam. Hsg. Rev., Ser. A, 5.05%, 5/01/34, FSA	05/11 @ 100	2,931,990
Aaa	1,970		Newark Hlth. Care Fac., New Cmty. Urban Renewal Proj., Ser. A, 5.20%, 6/01/30	06/12 @ 102	2,014,699
AAA	8,000		Port Auth. of NY & NJ, Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA	12/07 @ 102	8,525,760
BBB	18,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	15,470,640
			Trenton Pkg. Auth., FGIC,
AAA	5,465		5.00%, 4/01/25	04/11 @ 100	5,524,732
AAA	2,000		5.00%, 4/01/30	04/11 @ 100	2,007,840
			Vineland, GO, MBIA,
AAA	1,500		5.30%, 5/15/30	05/10 @ 101	1,528,050
AAA	1,500		5.375%, 5/15/31	05/10 @ 101	1,537,350

					121,363,538

			Delaware—9.4%
			Charter Mac Equity Issuer Trust,
NR	7,000	[4,5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,650,580
NR	2,500	[4,5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	2,749,225

					10,399,805

			Maryland—4.7%
			MuniMae TE Bond Subsidiary, LLC,
NR	3,000	[4,5]	Ser. A, 6.30%, 6/30/49	06/09 @ 100	3,119,790
NR	2,000	[4,5]	Ser. B, 6.80%, 6/30/50	11/10 @ 100	2,070,840

					5,190,630

			Puerto Rico—30.1%
			Puerto Rico Hsg. Fin. Corp., Home Mtg. Rev.,
AAA	2,855		Ser. A, 5.20%, 12/01/33	06/11 @ 100	2,867,619
AAA	2,855		Ser. B, 5.30%, 12/01/28	06/11 @ 100	2,858,198
A	5,800		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	5,872,964
			Puerto Rico Pub. Bldgs. Auth., Ser. D,
AAA	5,000		Zero Coupon, 7/01/31, AMBAC	07/17 @ 100	3,301,000
A-	6,500		Gov't. Facs., 5.25%, 7/01/36	07/12 @ 100	6,581,770

See Notes to Financial Statements.

BlackRock New Jersey Municipal Income Trust (BNJ) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—(cont’d)
		Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	$4,000	5.70%, 8/01/25	02/10 @ 100	$4,251,720
BBB+	7,040	5.75%, 8/01/30	02/07 @ 100	7,397,209

				33,130,480

		Total Long-Term Investments (cost$167,769,856)		170,084,453

	Shares
	(000)

		MONEY MARKET FUND—1.2%
	1,300	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,300,000)	N/A	1,300,000

		Total Investments—155.5% (cost $169,069,856)		$171,384,453
		Other assets in excess of liabilities—2.4%		2,620,531
		Preferred shares at redemption value, including dividends payable—(57.9)%		(63,801,732)

		Net Assets Applicable to Common Shareholders—100%		$110,203,252

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 Entire or partial principal amount pledged as collateral for financial futures contracts.

4 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 14.1% of its net assets, with a current market value of $15,590,435, in securities restricted as to resale.

5 Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—137.0%
			New York—122.7%
AAA	$1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Refdg., Ser. B,
			5.00%, 12/01/33, MBIA	06/08 @ 100	$991,080
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,120,307
AAA	1,000		Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC	11/06 @ 102	1,079,530
			New York City, GO,
A	820	[3]	Ser. A, 6.00%, 5/15/10	N/A	952,217
A+	180		Ser. A, 6.00%, 5/15/30	05/10 @ 101	195,763
AA	1,000		Ser. B, 5.70%, 8/15/12	08/05 @ 101	1,060,100
A+	1,000		Ser. I, 5.875%, 3/15/18	03/06 @ 101.5	1,070,160
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A-	1,000		6.00%, 1/01/08	06/04 @ 102	1,022,340
A-	1,000		6.10%, 1/01/09	06/04 @ 102	1,022,400
AAA	1,000	[3]	New York City Mun. Wtr. Fin. Auth., Ser. A, 6.00%, 6/15/05	N/A	1,062,670
			New York City Transl. Fin. Auth., Ser. B,
AA+	815	[3]	6.00%, 5/15/10	N/A	948,847
AA+	185		6.00%, 11/15/21	05/10 @ 101	208,303
AA+	1,000	[3]	6.00%, 5/15/10	N/A	1,164,230
			New York Dorm. Auth.,
AAA	1,250	[3]	City Univ., 6.125%, 7/01/04, AMBAC	N/A	1,285,075
AAA	1,000	[3]	City Univ., 6.20%, 7/01/04, AMBAC	N/A	1,028,180
AAA	750		Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA	02/13 @ 100	749,527
Aa3	1,000		Kateri Residence, 5.00%, 7/01/22	07/13 @ 100	997,430
BB+	1,000		Mount Sinai Hlth., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,001,920
AAA	1,005		St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,099,832
AAA	1,000	[3]	St. Univ. Edl. Fac., Ser. B, 6.00%, 5/15/04	N/A	1,021,400
AAA	1,000	[3]	St. Univ. Edl. Fac., Ser. B, 6.25%, 5/15/04	N/A	1,021,470
A+	1,000		Univ. of Rochester, Ser. B, 5.625%, 7/01/24	07/09 @ 101	1,063,580
AAA	1,000	[3]	New York Urban Dev. Corp., Correctional Facs., 5.70%, 1/01/07, MBIA	N/A	1,109,740
Caa2	1,000	[4]	Port Auth. of NY & NJ, Spec. Oblig., Cont’l/Eastern Proj. LaGuardia, 9.125%, 12/01/15	06/04 @ 100	1,021,550

					24,297,651

			Puerto Rico—12.7%
BBB	500		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	461,385
A-	1,000	[3]	Puerto Rico Elec. Pwr. Auth., Ser. T, 6.00%, 7/01/04	N/A	1,027,780
BBB+	1,000		Puerto Rico Pub. Fin. Corp., Ser. E, 5.50%, 8/01/29	02/12 @ 100	1,033,020

					2,522,185

			Trust Territories—1.6%
Ba3	315	[4]	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	314,795

			Total Long-Term Investments (cost $25,587,174)		27,134,631

See Notes to Financial Statements.

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—7.8%
950	AIM Tax Free Investment Co. Cash Reserve Portfolio	$950,000
600	SSgA Tax Free Money Mkt. Fund	600,000

	Total Money Market Funds (cost $1,550,000)	1,550,000

	Total Investments—144.8% (cost $27,137,174)	$28,684,631
	Other assets in excess of liabilities—4.7%	924,892
	Preferred shares at redemption value, including dividends payable—(49.5)%	(9,801,341)

	Net Assets Applicable to Common Shareholders—100%	$19,808,182

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

4 See Note 7 of Notes to Financial Statements.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2004

BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.4%
			New York—123.9%
AA-	$2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	$1,976,160
			Met. Transp. Auth., Ded. Tax Fund, Ser. A,
AA-	12,000		5.00%, 11/15/30	11/12 @ 100	11,777,160
A	12,000		5.125%, 11/15/31	11/12 @ 100	11,976,000
			New York City, GO,
A	3,290	[3]	Ser. C, 5.375%, 3/15/12	N/A	3,667,528
A	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,775,365
A	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,130,970
			New York City Ind. Dev. Agcy.,
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	758,715
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	1,943,600
AAA	1,550		Royal Charter Presbyterian, 5.25%, 12/15/32, FSA	12/11 @ 102	1,571,344
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	14,125,468
A-	6,000		Term. One Grp. Assoc. Proj., 6.00%, 1/01/19	06/04 @ 102	6,134,220
			New York City Mun. Wtr. Fin. Auth.,
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	3,994,800
AA	7,000		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,928,250
			New York City Transl. Fin. Auth., Ser. C,
AA+	5,940	[3]	5.00%, 5/01/09	N/A	6,572,788
AA+	3,660		5.00%, 5/01/29	05/09 @ 101	3,639,870
BBB	6,700		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	6,236,025
			New York Dorm. Auth.,
AA-	15,235	[3]	City Univ., Ser. A, 5.25%, 7/01/11	N/A	17,000,889
AA-	1,765		City Univ., Ser. A, 5.25%, 7/01/31	07/11 @ 100	1,780,479
A-	10,780		Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30	07/11 @ 101	11,029,772
AAA	9,000		New Sch. Univ., 5.00%, 7/01/41, MBIA	07/11 @ 100	8,928,000
AAA	5,000		New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	4,951,650
A-	2,000		No. Shore Long Island Jewish Grp., 5.375%, 5/01/23	05/13 @ 100	2,035,700
A-	2,000		No. Shore Long Island Jewish Grp., 5.50%, 5/01/33	05/13 @ 100	2,016,180
			New York Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	5,956,842
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,476,905
AA-	6,290	[3]	New York Urban Dev. Corp., Correctional Facs., Ser. 6, 5.375%, 1/01/06	N/A	6,782,570
			Port Auth. of NY & NJ,
AAA	9,500		Ser. 124, 5.00%, 8/01/36, FGIC	08/08 @ 101	9,120,095
Caa2	9,250		Spec. Oblig., Cont'l/Eastern Proj. LaGuardia, 9.125%, 12/01/15	06/04 @ 100	9,449,338
AAA	13,000	[4]	Spec. Oblig., JFK Intl. Air Term. 6, 5.75%, 12/01/22, MBIA	12/07 @ 102	13,854,360
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,231,975
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12 @ 100	4,463,050
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., KeySpan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	6,908,370
			TSASC Inc., Tobacco Settlement Rev., Ser. 1,
BBB	5,000		5.75%, 7/15/32	07/12 @ 100	4,688,900
BBB	8,000		6.375%, 7/15/39	07/09 @ 101	7,829,680
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11 @ 100	2,513,500
BBB	2,000		Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/29	07/10 @ 101	2,021,260

					230,247,778

			Delaware—6.8%
			Charter Mac Equity Issuer Trust,
NR	6,000	[5,6]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	6,557,640
NR	5,500	[5,6]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	6,048,295

					12,605,935

			Maryland—5.0%
			MuniMae TE Bond Subsidiary, LLC,
NR	6,000	[5,6]	Ser. A, 6.30%, 6/30/49	06/09 @ 100	6,239,580
NR	3,000	[5,6]	Ser. B, 6.80%, 6/30/50	11/10 @ 100	3,106,260

					9,345,840

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—18.1%
BBB	$4,060	Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$3,746,446
A-	6,000	Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. D, 5.25%, 7/01/36	07/12 @ 100	6,075,480
		Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	10,000	5.50%, 8/01/29	02/12 @ 100	10,330,200
BBB+	7,000	5.70%, 8/01/25	02/10 @ 100	7,440,510
BBB+	5,750	5.75%, 8/01/30	02/07 @ 100	6,041,755

				33,634,391

		Trust Territories—1.6%
Ba3	2,945	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	2,943,086

		Total Long-Term Investments (cost$282,825,088)		288,777,030

	Shares
	(000)

		MONEY MARKET FUND—1.5%
	2,700	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $2,700,000)	N/A	2,700,000

		Total Investments—156.9% (cost $285,525,088)		$291,477,030
		Other assets in excess of liabilities—2.2%		4,142,152
		Preferred shares at redemption value, including dividends payable—(59.1)%		(109,760,820)

		Net Assets Applicable to Common Shareholders—100%		$185,858,362

1 Using the higher of S&P’s, Moody’s or Fitch’s rating.

2 Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3 This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

4 Entire or partial principal amount pledged as collateral for financial futures contracts.

5 Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of April 30, 2004, the Trust held 11.8% of its net assets, with a current market value of $21,951,775, in securities restricted as to resale.

6 Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
April 30, 2004

			California		Florida		New Jersey		New York
			Investment	California	Investment	Florida	Investment	New Jersey	Investment	New York
	Investment	Municipal	Quality	Municipal	Quality	Municipal	Quality	Municipal	Quality	Municipal
	Quality	Income	Municipal	Income	Municipal	Income	Municipal	Income	Municipal	Income
	Municipal Trust	Trust	Trust	Trust	Trust	Trust	Trust	Trust	Trust	Trust
Assets	(BKN)	(BFK)	(RAA)	(BFZ)	(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

Investments at value[1]	$398,299,088	$975,933,400	$20,913,709	$340,937,808	$24,776,639	$154,420,302	$21,613,692	$171,384,453	$28,684,631	$291,477,030
Cash	547,683	511,673	776,511	537,735	251,176	521,209	517,007	499,608	519,574	524,595
Receivable from investments sold	—	—	—	—	90,000	45,000	—	50,000	—	—
Interest receivable	6,933,886	17,657,302	339,991	5,512,611	387,194	2,337,723	397,880	2,860,097	547,458	4,901,739
Other assets	75,042	75,152	13,796	25,417	13,749	10,119	14,130	11,489	13,769	22,062

	405,855,699	994,177,527	22,044,007	347,013,571	25,518,758	157,334,353	22,542,709	174,805,647	29,765,432	296,925,426

Liabilities
Variation margin payable	196,875	688,406	—	254,953	—	96,797	—	120,750	—	167,672
Dividends payable — common shares	1,272,897	3,536,108	71,101	1,140,007	79,777	500,968	67,624	556,910	95,581	943,357
Investment advisory fee payable	116,879	286,362	7,158	100,137	7,316	45,222	6,473	50,366	8,563	85,837
Administration fee payable	50,091	—	2,892	—	3,356	—	2,953	—	3,822	—
Deferred Director or Trustees fees	60,843	69,844	11,660	23,446	11,596	8,856	11,990	10,496	11,591	20,366
Other accrued expenses	148,945	120,604	52,910	129,061	50,416	77,810	46,037	62,141	36,352	89,012

	1,846,530	4,701,324	145,721	1,647,604	152,461	729,653	135,077	800,663	155,909	1,306,244

Preferred Shares at Redemption Value
$25,000 liquidation value per
share, including dividends payable[2,3]	146,572,927	375,156,446	7,500,186	131,957,495	8,500,244	57,554,489	7,500,278	63,801,732	9,801,341	109,760,820

Net Assets Applicable to
Common Shareholders	$257,436,242	$614,319,757	$14,398,100	$213,408,472	$16,866,053	$99,050,211	$14,907,354	$110,203,252	$19,808,182	$185,858,362

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$167,071	$43,529	$10,071	$14,986	$11,271	$6,646	$10,071	$7,415	$13,071	$12,521
Paid-in capital in excess of par	231,766,743	618,575,595	13,411,135	212,626,998	15,001,008	94,259,825	13,165,936	105,166,744	17,655,407	177,620,593
Undistributed net investment income	11,639,770	17,397,338	422,377	5,110,260	497,619	1,941,070	613,522	2,608,148	638,607	3,878,872
Accumulated net realized gain (loss)	(10,524,870)	(42,089,735)	606	(3,493,529)	2,504	(303,413)	(238,309)	(1,054,833)	(46,360)	(3,218,039)
Net unrealized appreciation (depreciation)	24,387,528	20,393,030	553,911	(850,243)	1,353,651	3,146,083	1,356,134	3,475,778	1,547,457	7,564,415

Net assets applicable to common shareholders,
April 30, 2004	$257,436,242	$614,319,757	$14,398,100	$213,408,472	$16,866,053	$99,050,211	$14,907,354	$110,203,252	$19,808,182	$185,858,362

Net asset value per common share[4]	$15.41	$14.09	$14.30	$14.24	$14.96	$14.90	$14.80	$14.86	$15.15	$14.84

[1] Investments at cost	$375,804,923	$962,160,442	$20,359,798	$344,239,992	$23,422,988	$152,205,123	$20,257,558	$169,069,856	$27,137,174	$285,525,088
[2] Preferred shares outstanding	5,862	15,005	300	5,278	340	2,302	300	2,552	392	4,390
[3] Par value per share	0.01	0.001	0.01	0.001	0.01	0.001	0.01	0.001	0.01	0.001
[4] Common shares outstanding	16,707,093	43,588,385	1,007,093	14,985,501	1,127,093	6,646,343	1,007,093	7,414,793	1,307,093	12,521,494

See Notes to Financial Statements.

34    35

STATEMENTS OF OPERATIONS (unaudited)
For the six months ended April 30, 2004

			California	California	Florida	Florida	New Jersey	New Jersey	New York	New York
	Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal	Investment Quality	Municipal
	Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust	Municipal Trust	Income Trust
	(BKN)	(BFK)	(RAA)	(BFZ)	(RFA)	(BBF)	(RNJ)	(BNJ)	(RNY)	(BNY)

Investment Income
Interest Income	$11,259,273	$28,492,785	$585,617	$9,561,273	$692,712	$4,171,926	$602,783	$4,811,232	$807,514	$8,001,124

Expenses
Investment advisory	710,989	2,995,930	38,816	1,046,180	44,795	472,356	39,523	525,765	52,280	897,115
Administration	304,709	—	11,090	—	12,799	—	11,293	—	14,937	—
Transfer agent	9,282	8,727	5,278	8,008	5,642	8,008	5,642	7,462	5,642	8,008
Custodian	46,382	67,819	7,783	39,119	6,684	26,688	6,732	26,000	5,714	33,272
Reports to shareholders	27,379	61,735	3,640	19,174	3,640	11,173	3,640	12,404	3,640	18,442
Trustees/Directors	18,262	39,676	6,380	15,288	6,380	7,098	6,380	7,826	6,380	13,286
Registration	15,707	16,886	510	15,707	524	11,218	510	11,218	543	15,707
Independent accountants	23,893	22,388	6,835	20,170	6,835	19,209	6,835	19,791	6,835	20,653
Legal	18,387	36,730	2,990	13,222	2,990	8,702	2,990	8,732	2,990	12,986
Insurance	13,949	32,338	762	11,965	878	7,619	785	6,066	1,025	10,350
Auction Agent	189,460	483,094	11,347	171,379	12,592	75,314	11,347	83,089	14,217	143,701
Miscellaneous	22,212	40,738	9,839	21,345	10,067	13,553	10,014	13,484	10,101	19,179

Total expenses	1,400,611	3,806,061	105,270	1,381,557	113,826	660,938	105,691	721,837	124,304	1,192,699
Less fees waived by Advisor	—	(1,248,304)	—	(435,908)	—	(196,815)	—	(219,069)	—	(373,798)
Less fees paid indirectly	(2,560)	(3,204)	(3,597)	(5,115)	(2,498)	(2,482)	(2,546)	(1,612)	(1,528)	(2,352)

Net expenses	1,398,051	2,554,553	101,673	940,534	111,328	461,641	103,145	501,156	122,776	816,549

Net investment income	9,861,222	25,938,232	483,944	8,620,739	581,384	3,710,285	499,638	4,310,076	684,738	7,184,575

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,033,164)	(1,776,461)	606	139,340	2,504	328,964	640	165,049	22,005	88,649
Futures	(701,243)	(2,981,564)	—	(1,109,885)	—	(422,300)	—	(526,262)	—	(730,147)

	(1,734,407)	(4,758,025)	606	(970,545)	2,504	(93,336)	640	(361,213)	22,005	(641,498)

Net change in unrealized
appreciation/depreciation on:
Investments	431,947	4,980,659	(263,054)	1,354,938	(278,805)	150,364	(249,959)	540,992	(339,696)	(1,033,883)
Futures	1,893,363	6,620,072	—	2,451,941	—	930,904	—	1,161,181	—	1,612,473

	2,325,310	11,600,731	(263,054)	3,806,879	(278,805)	1,081,268	(249,959)	1,702,173	(339,696)	578,590

Net gain (loss)	590,903	6,842,706	(262,448)	2,836,334	(276,301)	987,932	(249,319)	1,340,960	(317,691)	(62,908)

Dividends and Distributions to
Preferred Shareholders from:
Net investment income	(693,194)	(1,718,720)	(28,497)	(605,556)	(26,868)	(231,282)	(30,888)	(278,281)	(42,329)	(477,596)
Net realized gains	—	—	(3,726)	—	(24,220)	—	—	—	—	—

Total dividends and distributions	(693,194)	(1,718,720)	(32,223)	(605,556)	(51,088)	(231,282)	(30,888)	(278,281)	(42,329)	(477,596)

Net Increase in Net Assets
Applicable to Common
Shareholders Resulting
from Operations	$9,758,931	$31,062,218	$189,273	$10,851,517	$253,995	$4,466,935	$219,431	$5,372,755	$324,718	$6,644,071

See Notes to Financial Statements.

36    37

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended April 30, 2004 (unaudited) and for the year ended October 31, 2003

	Investment		Municipal		California Investment		California		Florida Investment
	Quality Municipal Trust		Income Trust		Quality Municipal Trust		Municipal Income Trust		Quality Municipal Trust
	(BKN)		(BFK)		(RAA)		(BFZ)		(RFA)

	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$9,861,222	$19,425,882	$25,938,232	$53,252,034	$483,944	$1,057,654	$8,620,739	$16,928,458	$581,384	$1,175,275
Net realized gain (loss)	(1,734,407)	(3,112,753)	(4,758,025)	(21,756,169)	606	51,040	(970,545)	(124,407)	2,504	248,044
Net change in unrealized appreciation/depreciation	2,325,310	1,574,886	11,600,731	37,007,594	(263,054)	(455,653)	3,806,879	(5,006,045)	(278,805)	(687,041)
Dividends and distributions to preferred
shareholders from:
Net investment income	(693,194)	(1,501,763)	(1,718,720)	(3,836,525)	(28,497)	(64,203)	(605,556)	(1,214,717)	(26,868)	(88,761)
Net realized gains	—	—	—	—	(3,726)	—	—	—	(24,220)	—

Net increase in net assets resulting from operations	9,758,931	16,386,252	31,062,218	64,666,934	189,273	588,838	10,851,517	10,583,289	253,995	647,517

Dividends and Distributions to Common
Shareholders from:
Net investment income	(7,637,380)	(14,781,077)	(21,205,147)	(41,326,371)	(426,596)	(834,841)	(6,840,042)	(13,401,474)	(478,645)	(939,337)
Net realized gains	—	—	—	—	(48,450)	—	—	—	(256,317)	—

Total dividends and distributions	(7,637,380)	(14,781,077)	(21,205,147)	(41,326,371)	(475,046)	(834,841)	(6,840,042)	(13,401,474)	(734,962)	(939,337)

Capital Share Transactions:
Capital contributions from advisor[1]	—	—	—	—	18,421	—	—	—	—	—
Reinvestment of common dividends	—	—	519,196	922,048	—	—	—	—	—	—

Net proceeds from capital share transactions	—	—	519,196	922,048	18,421	—	—	—	—	—

Total increase (decrease)	2,121,551	1,605,175	10,376,267	24,262,611	(267,352)	(246,003)	4,011,475	(2,818,185)	(480,967)	(291,820)

Net Assets Applicable to
Common Shareholders
Beginning of period	255,314,691	253,709,516	603,943,490	579,680,879	14,665,452	14,911,455	209,396,997	212,215,182	17,347,020	17,638,840

End of period	$257,436,242	$255,314,691	$614,319,757	$603,943,490	$14,398,100	$14,665,452	$213,408,472	$209,396,997	$16,866,053	$17,347,020

End of period undistributed net investment income	$11,639,770	$10,109,122	$17,397,338	$14,382,973	$422,377	$393,562	$5,110,260	$3,935,119	$497,619	$421,748

1 See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

38    39

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the six months ended April 30, 2004 (unaudited) and for the year ended October 31, 2003

	Florida		New Jersey Investment		New Jersey		New York Investment		New York
	Municipal Income Trust		Quality Municipal Trust		Municipal Income Trust		Quality Municipal Trust		Municipal Income Trust
	(BBF)		(RNJ)		(BNJ)		(RNY)		(BNY)

	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders
Operations:
Net investment income	$3,710,285	$7,355,264	$499,638	$1,006,244	$4,310,076	$8,465,666	$684,738	$1,346,704	$7,184,575	$14,192,727
Net realized gain (loss)	(93,336)	630,302	640	6,919	(361,213)	(29,376)	22,005	357,056	(641,498)	(486,109)
Net change in unrealized appreciation/depreciation	1,081,268	(777,309)	(249,959)	109,486	1,702,173	895,164	(339,696)	(636,582)	578,590	2,196,536
Dividends to preferred shareholders from
net investment income	(231,282)	(521,291)	(30,888)	(61,319)	(278,281)	(616,370)	(42,329)	(88,859)	(477,596)	(1,130,137)

Net increase in net assets resulting
from operations	4,466,935	6,686,966	219,431	1,061,330	5,372,755	8,715,084	324,718	978,319	6,644,071	14,773,017

Dividends to Common Shareholders
from Net Investment Income:	(3,005,809)	(5,914,155)	(405,746)	(801,290)	(3,341,462)	(6,528,221)	(573,487)	(1,146,823)	(5,660,141)	(11,098,501)

Capital Share Transactions:
Capital contributions from advisor[1]	—	—	86,481	—	—	—	3,690	—	—	—

Total increase (decrease)	1,461,126	772,811	(99,834)	260,040	2,031,293	2,186,863	(245,079)	(168,504)	983,930	3,674,516

Net Assets Applicable to
Common Shareholders:
Beginning of period	97,589,085	96,816,274	15,007,188	14,747,148	108,171,959	105,985,096	20,053,261	20,221,765	184,874,432	181,199,916

End of period	$99,050,211	$97,589,085	$14,907,354	$15,007,188	$110,203,252	$108,171,959	$19,808,182	$20,053,261	$185,858,362	$184,874,432

End of period undistributed net investment income	$1,941,070	$1,467,876	$613,522	$550,518	$2,608,148	$1,917,815	$638,607	$569,685	$3,878,872	$2,832,034

1 See Note 7 of Notes to Financial Statements.

See Notes to Financial Statements.

40    41

FINANCIAL HIGHLIGHTS

BlackRock Investment Quality Municipal Trust (BKN)

	Six Months Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.28	$15.19	$15.19	$14.30	$13.95	$15.78

Investment operations:
Net investment income	0.59	1.16	1.20	1.20	1.13	1.09
Net realized and unrealized gain (loss)	0.04	(0.09)	(0.26)	0.75	0.43	(1.63)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.04)	(0.09)	(0.13)	(0.29)	(0.35)	(0.24)
Net realized gains	—	—	—	—	—	(0.04)

Net increase (decrease) from investment
operations	0.59	0.98	0.81	1.66	1.21	(0.82)

Dividends and distributions to common
shareholders:
Net investment income	(0.46)	(0.89)	(0.81)	(0.78)	(0.83)	(0.86)
Net realized gains	—	—	—	—	—	(0.15)

Total dividends and distributions	(0.46)	(0.89)	(0.81)	(0.78)	(0.83)	(1.01)

Capital changes with respect to issuance of:
Preferred shares	—	—	—	0.01	(0.03)	—

Net asset value, end of period	$15.41	$15.28	$15.19	$15.19	$14.30	$13.95

Market price, end of period	$13.36	$14.26	$13.48	$13.73	$12.13	$13.13

TOTAL INVESTMENT RETURN[2]	(3.35)%	12.67%	4.14%	20.03%	(1.27)%	(9.03)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.07%[4]	1.10%	1.09%	1.14%	1.20%	1.05%
Expenses before fees waived and paid
indirectly	1.08%[4]	1.10%	1.09%	1.14%	1.20%	1.05%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	7.57%[4]	7.62%	7.93%	8.10%	8.18%	7.21%
Preferred share dividends	0.53%[4]	0.59%	0.83%	1.94%	2.53%	1.60%
Net investment income available to common
shareholders	7.04%[4]	7.03%	7.10%	6.16%	5.65%	5.61%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$261,962	$254,890	$251,428	$247,832	$230,746	$252,536
Portfolio turnover	16%	36%	19%	4%	35%	26%
Net assets of common shareholders,
end of period (000)	$257,436	$255,315	$253,710	$253,777	$238,849	$233,085
Preferred shares value outstanding (000)	$146,550	$146,550	$146,550	$146,550	$146,550	$130,000
Asset coverage per preferred share,
end of period	$68,920	$68,561	$68,292	$68,308	$65,745	$69,824

[1] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[2] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[4] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Income Trust (BFK)

				For the period
	Six Months Ended	Year Ended October 31,		July 27, 2001[1]
	April 30, 2004			through
	(unaudited)	2003	2002	October 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.87	$13.33	$14.30	$14.33 [4]

Investment operations:
Net investment income	0.59	1.23	1.20	0.17
Net realized and unrealized gain (loss)	0.16	0.35	(1.11)	0.12
Dividends to preferred shareholders from
net investment income	(0.04)	(0.09)	(0.13)	(0.01)

Net increase (decrease) from investment operations	0.71	1.49	(0.04)	0.28

Dividends and distributions to common shareholders:
Net investment income	(0.49)	(0.95)	(0.93)	(0.16)
In excess of net investment income	—	—	—	(0.01)

Total dividends and distributions	(0.49)	(0.95)	(0.93)	(0.17)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$14.09	$13.87	$13.33	$14.30

Market price, end of period	$13.02	$13.70	$13.46	$14.75

TOTAL INVESTMENT RETURN[5]	(1.62)%	9.21%	(2.40)%	(1.13)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[6]
Expenses after fees waived and paid indirectly	0.82%[7]	0.84%	0.81%	0.61%[7]
Expenses before fees waived and paid indirectly	1.22%[7]	1.25%	1.23%	0.91%[7]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	8.29%[7]	8.96%	8.74%	4.59%[7]
Preferred share dividends	0.55%[7]	0.65%	0.92%	0.38%[7]
Net investment income available to common shareholders	7.74%[7]	8.31%	7.82%	4.21%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$629,005	$594,192	$598,425	$572,610
Portfolio turnover	17%	56%	70%	27%
Net assets of common shareholders, end of period (000)	$614,320	$603,943	$579,681	$619,249
Preferred shares value outstanding (000)	$375,125	$375,125	$375,125	$375,125
Asset coverage per preferred share, end of period	$65,943	$65,251	$63,636	$66,275

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Calculated using the average shares outstanding method.
[3] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[4] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[5] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[6] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Investment Quality Municipal Trust (RAA)

	Six Months Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.56	$14.81	$15.30	$14.62	$14.34	$15.49

Investment operations:
Net investment income	0.48	1.05	1.04	1.05	1.06	1.05
Net realized and unrealized gain (loss)	(0.24)	(0.41)	(0.64)	0.63	0.29	(1.10)
Dividends to preferred shareholders
from net investment income	(0.03)	(0.06)	(0.09)	(0.21)	(0.25)	(0.22)

Net increase (decrease) from investment
operations	0.21	0.58	0.31	1.47	1.10	(0.27)

Dividends to common shareholders:
Net investment income	(0.42)	(0.83)	(0.80)	(0.79)	(0.82)	(0.88)
Net realized gains	(0.05)	—	—	—	—	—

Total dividends and distributions	(0.47)	(0.83)	(0.80)	(0.79)	(0.82)	(0.88)

Net asset value, end of period	$14.30	$14.56	$14.81	$15.30	$14.62	$14.34

Market price, end of period	$13.03	$14.03	$13.38	$15.55	$14.00	$15.50

TOTAL INVESTMENT RETURN[2]	(3.94)%	11.38%	(9.26)%	17.03%	(4.33)%	1.52%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	1.38%[4]	1.40%	1.29%	1.38%	1.41%	1.34%
Expenses before fees paid indirectly	1.43%[4]	1.40%	1.29%	1.38%	1.41%	1.34%
Net investment income after fees paid
indirectly and before preferred
share dividends	6.57%[4]	7.17%	6.86%	7.04%	7.36%	6.95%
Preferred share dividends	0.39%[4]	0.44%	0.59%	1.39%	1.75%	1.47%
Net investment income available to common
shareholders	6.18%[4]	6.73%	6.27%	5.65%	5.61%	5.48%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$14,803	$14,752	$15,221	$15,072	$14,450	$15,170
Portfolio turnover	5%	6%	30%	1%	—%	4%
Net assets of common shareholders,
end of period (000)	$14,398	$14,665	$14,911	$15,411	$14,725	$14,439
Preferred shares value outstanding (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share,
end of period	$72,994	$73,886	$74,706	$76,377	$74,097	$73,138

[1] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[2] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal Income Trust (BFZ)

				For the period
	Six Months Ended	Year Ended October 31,		July 27, 2001[1]
	April 30, 2004			through
	(unaudited)	2003	2002	October 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.97	$14.16	$14.50	$14.33 [4]

Investment operations:
Net investment income	0.58	1.12	1.11	0.16
Net realized and unrealized gain (loss)	0.19	(0.34)	(0.46)	0.32
Dividends to preferred shareholders from
net investment income	(0.04)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.73	0.70	0.53	0.47

Dividends and distributions to common shareholders:
Net investment income	(0.46)	(0.89)	(0.87)	(0.15)
In excess of net investment income	—	—	—	(0.01)

Total dividends and distributions	(0.46)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$14.24	$13.97	$14.16	$14.50

Market price, end of period	$12.75	$13.21	$13.09	$14.75

TOTAL INVESTMENT RETURN[5]	(0.19)%	7.92%	(5.49)%	(1.17)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[6]
Expenses after fees waived and paid indirectly	0.86%[7]	0.89%	0.88%	0.72%[7]
Expenses before fees waived and paid indirectly	1.27%[7]	1.30%	1.31%	1.02%[7]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.93%[7]	8.01%	7.96%	4.06%[7]
Preferred share dividends	0.56%[7]	0.57%	0.86%	0.38%[7]
Net investment income available to common shareholders	7.37%[7]	7.44%	7.10%	3.68%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$218,693	$211,275	$209,965	$199,356
Portfolio turnover	5%	34%	44%	16%
Net assets of common shareholders, end of period (000)	$213,408	$209,397	$212,215	$216,829
Preferred shares value outstanding (000)	$131,950	$131,950	$131,950	$131,950
Asset coverage per preferred share, end of period	$65,435	$64,675	$65,211	$66,086

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Calculated using the average shares outstanding method.
[3] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[4] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[5] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[6] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[7] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Six Months Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.39	$15.65	$15.50	$14.65	$14.29	$15.69

Investment operations:
Net investment income	0.51	1.04	1.05	1.03	1.07	1.05
Net realized and unrealized gain (loss)	(0.25)	(0.39)	0.02	0.86	0.40	(1.41)
Dividends and distributions to preferred
shareholders:
Net investment income	(0.02)	(0.08)	(0.11)	(0.24)	(0.31)	(0.24)
Net realized gains	(0.02)	—	—	—	—	—

Net increase (decrease) from investment
operations	0.22	0.57	0.96	1.65	1.16	(0.60)

Dividends and distributions to common
shareholders:
Net investment income	(0.42)	(0.83)	(0.81)	(0.80)	(0.80)	(0.80)
Net realized gains	(0.23)	—	—	—	—	—

Total dividends and distributions	(0.65)	(0.83)	(0.81)	(0.80)	(0.80)	(0.80)

Net asset value, end of period	$14.96	$15.39	$15.65	$15.50	$14.65	$14.29

Market price, end of period	$13.58	$14.47	$14.50	$14.36	$13.13	$12.81

TOTAL INVESTMENT RETURN[2]	(2.06)%	5.52%	6.52%	15.65%	9.00%	(10.60)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees paid indirectly	1.30%[4]	1.29%	1.20%	1.38%	1.22%	1.27%
Expenses before fees paid indirectly	1.33%[4]	1.29%	1.20%	1.38%	1.22%	1.27%
Net investment income after fees paid
indirectly and before preferred
share dividends	6.78%[4]	6.69%	6.76%	6.83%	7.48%	7.11%
Preferred share dividends	0.31%[4]	0.51%	0.69%	1.58%	2.18%	1.64%
Net investment income available to common
shareholders	6.47%[4]	6.18%	6.07%	5.25%	5.30%	5.47%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$17,238	$17,561	$17,427	$17,046	$16,167	$16,736
Portfolio turnover	1%	17%	8%	—%	—%	—%
Net assets of common shareholders,
end of period (000)	$16,866	$17,347	$17,639	$17,472	$16,509	$16,110
Preferred shares value outstanding (000)	$8,500	$8,500	$8,500	$8,500	$8,500	$8,500
Asset coverage per preferred share,
end of period	$74,607	$76,021	$76,886	$76,397	$73,570	$72,390

[1] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[2] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.
[4] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal Income Trust (BBF)

				For the period
	Six Months Ended	Year Ended October 31,		July 27, 2001[1]
	April 30, 2004			through
	(unaudited)	2003	2002	October 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.68	$14.57	$14.37	$14.33 [4]

Investment operations:
Net investment income	0.55	1.11	1.07	0.17
Net realized and unrealized gain (loss)	0.15	(0.03)	0.13	0.18
Dividends to preferred shareholders from
net investment income	(0.03)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.67	1.00	1.08	0.34

Dividends to common shareholders from
net investment income	(0.45)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.11)

Total capital charges	—	—	(0.01)	(0.14)

Net asset value, end of period	$14.90	$14.68	$14.57	$14.37

Market price, end of period	$12.95	$13.36	$13.65	$14.50

TOTAL INVESTMENT RETURN[5]	0.09%	4.30%	0.16%	(2.84)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[6]
Expenses after fees waived and paid indirectly	0.92%[7]	0.94%	0.96%	0.87%[7]
Expenses before fees waived and paid indirectly	1.32%[7]	1.35%	1.38%	1.17%[7]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.40%[7]	7.50%	7.59%	4.43%[7]
Preferred share dividends	0.46%[7]	0.53%	0.82%	0.37%[7]
Net investment income available to common shareholders	6.94%[7]	6.97%	6.77%	4.06%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$100,767	$98,081	$93,558	$87,918
Portfolio turnover	5%	19%	35%	28%
Net assets of common shareholders, end of period (000)	$99,050	$97,589	$96,816	$95,123
Preferred shares value outstanding (000)	$57,550	$57,550	$57,550	$57,550
Asset coverage per preferred share, end of period	$68,030	$67,394	$67,060	$66,323

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Calculated using the average shares outstanding method.
[3] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[4] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[5] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[6] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Investment Quality Municipal Trust (RNJ)

	Six Months Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.90	$14.64	$14.85	$13.96	$13.52	$14.95

Investment operations:
Net investment income	0.50	1.00	1.02	0.96	1.01	1.00
Net realized and unrealized gain (loss)	(0.17)	0.12	(0.39)	0.87	0.43	(1.47)
Dividends to preferred shareholders
from net investment income	(0.03)	(0.06)	(0.09)	(0.21)	(0.27)	(0.23)

Net increase (decrease) from investment
operations	0.30	1.06	0.54	1.62	1.17	(0.70)

Dividends to common shareholders from net
investment income	(0.40)	(0.80)	(0.75)	(0.73)	(0.73)	(0.73)

Net asset value, end of period	$14.80	$14.90	$14.64	$14.85	$13.96	$13.52

Market price, end of period	$13.85	$14.80	$13.30	$13.75	$12.13	$12.25

TOTAL INVESTMENT RETURN[2]	(3.87)%	17.59%	2.07%	19.63%	5.08%	(8.77)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid
indirectly	1.36%[4]	1.39%	1.31%	1.54%	1.32%	1.29%
Expenses before fees waived and paid
indirectly	1.40%[4]	1.39%	1.31%	1.54%	1.32%	1.29%
Net investment income after fees waived and
paid indirectly and before preferred share
dividends	6.61%[4]	6.72%	6.93%	6.64%	7.44%	6.94%
Preferred share dividends	0.41%[4]	0.41%	0.61%	1.47%	1.98%	1.59%
Net investment income available to
common shareholders	6.20%[4]	6.31%	6.32%	5.17%	5.46%	5.35%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$15,209	$14,975	$14,791	$14,570	$13,696	$14,550
Portfolio turnover	4%	4%	14%	9%	23%	17%
Net assets of common shareholders,
end of period (000)	$14,907	$15,007	$14,747	$14,958	$14,059	$13,620
Preferred shares value outstanding (000)	$7,500	$7,500	$7,500	$7,500	$7,500	$7,500
Asset coverage per preferred share,
end of period	$74,692	$75,026	$74,159	$74,862	$71,879	$70,409

[1] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[2] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New Jersey Municipal Income Trust (BNJ)

				For the period
	Six Months Ended	Year Ended October 31,		July 27, 2001[1]
	April 30, 2004			through
	(unaudited)	2003	2002	October 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.59	$14.29	$14.26	$14.33 [4]

Investment operations:
Net investment income	0.58	1.15	1.10	0.14
Net realized and unrealized gain (loss)	0.18	0.11	(0.07)	0.10
Dividends to preferred shareholders from
net investment income	(0.04)	(0.08)	(0.12)	(0.01)

Net increase from investment operations	0.72	1.18	0.91	0.23

Dividends and distributions to common shareholders:
Net investment income	(0.45)	(0.88)	(0.87)	(0.13)
In excess of net investment income	—	—	—	(0.03)

Total dividends and distributions	(0.45)	(0.88)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	(0.01)	(0.11)

Total capital charges	—	—	(0.01)	(0.14)

Net asset value, end of period	$14.86	$14.59	$14.29	$14.26

Market price, end of period	$13.27	$14.04	$13.64	$14.84

TOTAL INVESTMENT RETURN[5]	(2.49)%	9.59%	(2.25)%	(0.56)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[6]
Expenses after fees waived and paid indirectly	0.90%[7]	0.93%	0.93%	0.83%[7]
Expenses before fees waived and paid indirectly	1.29%[7]	1.34%	1.37%	1.12%[7]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.71%[7]	7.85%	7.81%	3.67%[7]
Preferred share dividends	0.50%[7]	0.57%	0.88%	0.37%[7]
Net investment income available to common shareholders	7.21%[7]	7.28%	6.93%	3.30%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$112,418	$107,900	$104,241	$97,050
Portfolio turnover	3%	13%	50%	16%
Net assets of common shareholders, end of period (000)	$110,203	$108,172	$105,985	$105,089
Preferred shares value outstanding (000)	$63,800	$63,800	$63,800	$63,800
Asset coverage per preferred share, end of period	$68,184	$67,387	$66,538	$66,187

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Calculated using the average shares outstanding method.
[3] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[4] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[5] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[6] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Investment Quality Municipal Trust (RNY)

	Six Months Ended	Year Ended October 31,
	April 30, 2004
	(unaudited)	2003	2002	2001[1]	2000 [1]	1999 [1]

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$15.34	$15.47	$15.28	$14.55	$14.11	$15.58

Investment operations:
Net investment income	0.52	1.03	1.06	1.06	1.08	1.08
Net realized and unrealized gain (loss)	(0.24)	(0.21)	0.06	0.70	0.44	(1.50)
Dividends to preferred shareholders
from net investment income	(0.03)	(0.07)	(0.09)	(0.21)	(0.26)	(0.23)

Net increase (decrease) from investment
operations	0.25	0.75	1.03	1.55	1.26	(0.65)

Dividends to common shareholders from net
investment income	(0.44)	(0.88)	(0.84)	(0.82)	(0.82)	(0.82)

Net asset value, end of period	$15.15	$15.34	$15.47	$15.28	$14.55	$14.11

Market price, end of period	$13.50	$14.18	$14.40	$14.20	$12.63	$13.63

TOTAL INVESTMENT RETURN[2]	(1.88)%	4.69%	7.42%	19.20%	(1.21)%	(4.86)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid
indirectly	1.22%[4]	1.24%	1.17%	1.31%	1.21%	1.09%
Expenses before fees paid indirectly	1.24%[4]	1.24%	1.17%	1.31%	1.21%	1.09%
Net investment income after fees waived and
paid indirectly and before preferred
share dividends	6.80%[4]	6.68%	6.97%	7.06%	7.63%	7.13%
Preferred share dividends	0.42%[4]	0.44%	0.60%	1.40%	1.83%	1.50%
Net investment income available to common
shareholders	6.38%[4]	6.24%	6.37%	5.66%	5.81%	5.63%
SUPPLEMENTAL DATA:
Average net assets of common
shareholders (000)	$20,239	$20,158	$19,915	$19,663	$18,523	$19,791
Portfolio turnover	1%	36%	7%	—%	22%	—%
Net assets of common shareholders,
end of period (000)	$19,808	$20,053	$20,222	$19,973	$19,016	$18,443
Preferred shares value outstanding (000)	$9,800	$9,800	$9,800	$9,800	$9,800	$9,800
Asset coverage per preferred share,
end of period	$75,534	$76,159	$76,590	$75,955	$73,516	$72,048

[1] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[2] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[4] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal Income Trust (BNY)

				For the period
	Six Months Ended	Year Ended October 31,		July 27, 2001[1]
	April 30, 2004			through
	(unaudited)	2003	2002	October 31, 2001[2,3]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.76	$14.47	$14.09	$14.33 [4]

Investment operations:
Net investment income	0.58	1.14	1.09	0.15
Net realized and unrealized gain (loss)	(0.01)	0.13	0.29	(0.08)
Dividends to preferred shareholders from
net investment income	(0.04)	(0.09)	(0.13)	(0.01)

Net increase from investment operations	0.53	1.18	1.25	0.06

Dividends and distributions to common shareholders:
Net investment income	(0.45)	(0.89)	(0.87)	(0.14)
In excess of net investment income	—	—	—	(0.02)

Total dividends and distributions	(0.45)	(0.89)	(0.87)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$14.84	$14.76	$14.47	$14.09

Market price, end of period	$12.98	$13.45	$13.42	$14.62

TOTAL INVESTMENT RETURN[5]	(0.36)%	6.95%	(2.25)%	(5.58)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[6]
Expenses after fees waived and paid indirectly	0.86%[7]	0.88%	0.90%	0.73%[7]
Expenses before fees waived and paid indirectly	1.26%[7]	1.29%	1.33%	1.03%[7]
Net investment income after fees waived and paid indirectly
and before preferred share dividends	7.57%[7]	7.73%	7.87%	3.93%[7]
Preferred share dividends	0.50%[7]	0.62%	0.93%	0.37%[7]
Net investment income available to common shareholders	7.07%[7]	7.11%	6.94%	3.56%[7]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$190,931	$183,648	$173,885	$163,077
Portfolio turnover	5%	14%	57%	2%
Net assets of common shareholders, end of period (000)	$185,858	$184,874	$181,200	$175,110
Preferred shares value outstanding (000)	$109,750	$109,750	$109,750	$109,750
Asset coverage per preferred share, end of period	$67,339	$67,115	$66,279	$64,894

[1] Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2] Calculated using the average shares outstanding method.
[3] Amounts have been reclassified to conform to the presentation under the provisions of EITF D-98.
[4] Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[5] Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[6] Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[7] Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1. Organization & Accounting Policies BlackRock Investment Quality Municipal Trust Inc. (“Municipal Investment Quality”) was organized as a Maryland corporation on November 19, 1992. BlackRock California Investment Quality Municipal Trust Inc. (“California Investment Quality”), BlackRock New Jersey Investment Quality Municipal Trust Inc. (“New Jersey Investment Quality”) and BlackRock New York Investment Quality Municipal Trust Inc. (“New York Investment Quality”) were organized as Maryland corporations on April 12, 1993. BlackRock Florida Investment Quality Municipal Trust (“Florida Investment Quality”) was organized as a Massachusetts business trust on April 15, 1993. BlackRock Municipal Income Trust (“Municipal Income”), BlackRock California Municipal Income Trust (“California Income”), BlackRock Florida Municipal Income Trust (“Florida Income”), BlackRock New Jersey Municipal Income Trust (“New Jersey Income”) and BlackRock New York Municipal Income Trust (“New York Income”) (collectively the “Income Trusts”) were organized as Delaware statuatory trusts on March 30, 2001. Municipal Investment Quality and Municipal Income are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. California Investment Quality, California Income, Florida Investment Quality, Florida Income, New Jersey Investment Quality, New Jersey Income, New York Investment Quality and New York Income are registered as non-diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality are herein referred to as the Investment Quality Trusts. The ability of issuers of debt securities held by each Trust to meet their obligations may be affected by economic developments in a state, a specific industry or region.

The following is a summary of significant accounting policies followed by the Trusts.

Securities Valuation: Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors as the case may be (each, a “Board”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term investments may be valued at amortized cost. Investments in other investment companies are valued at net asset value. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Note 2. Agreements Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the Income Trusts. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the Investment Quality Trusts and 0.60% for the Income Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Income Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

     Pursuant to the terms of each Trust’s custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities Purchases and sales of investment securities, other than short-term investments, for the period ended April30, 2004, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Investment Quality	$65,502,421	$60,546,801	Florida Income	$7,989,540	$7,355,560
Municipal Income	188,842,551	162,638,357	New Jersey Investment Quality	964,610	1,235,880
California Investment Quality	1,065,360	1,671,086	New Jersey Income	6,416,898	5,240,277
California Income	15,919,910	17,802,680	New York Investment Quality	315,000	2,171,648
Florida Investment Quality	1,973,410	215,000	New York Income	16,645,572	16,116,315

Details of open financial futures contracts at April 30, 2004 were as follows:

	Number of		Expiration	Value at Trade	Value at	Unrealized
Trust	Contracts	Type	Date	Date	April 30, 2004	Appreciation

Short Positions:
Municipal Investment
Quality	600	10 Yr. U.S. T-Note	June ’04	$68,193,366	$66,300,003	$1,893,363
Municipal Income	2,098	10 Yr. U.S. T-Note	June ’04	238,449,085	231,829,013	6,620,072
California Income	777	10 Yr. U.S. T-Note	June ’04	88,310,445	85,858,504	2,451,941
Florida Income	295	10 Yr. U.S. T-Note	June ’04	33,528,406	32,597,502	930,904
New Jersey Income	368	10 Yr. U.S. T-Note	June ’04	41,825,183	40,664,002	1,161,181
New York Income	511	10 Yr. U.S. T-Note	June ’04	58,077,976	56,465,503	1,612,473

     At April 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Municipal Investment Quality	$375,804,923	$24,130,629	$1,636,464	$22,494,165
Municipal Income	962,160,523	22,549,195	8,776,318	13,772,877
California Investment Quality	20,359,798	999,833	445,922	553,911
California Income	344,239,992	6,038,928	9,341,112	(3,302,184)
Florida Investment Quality	23,422,988	1,452,112	98,461	1,353,651
Florida Income	152,205,123	3,306,340	1,091,161	2,215,179
New Jersey Investment Quality	20,262,099	1,564,270	212,677	1,351,593
New Jersey Income	169,069,856	4,093,479	1,778,882	2,314,597
New York Investment Quality	27,137,174	1,603,583	56,126	1,547,457
New York Income	285,525,836	8,719,052	2,767,858	5,951,194

     For Federal income tax purposes, the following Trusts had capital loss carryforwards at October 31, 2003, the Trusts’ last tax year-end except for New York Income which had its last tax year-end at July 31, 2003. These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
	Carryforward			Carryforward
Trust	Amount	Expires	Trust	Amount	Expires

Municipal Investment Quality	$2,870,542	2011	New Jersey Investment Quality	$228,242	2008
	324,268	2010		6,166	2004
	133,706	2009
	5,068,444	2008		$234,408
	312,281	2007
			New Jersey Income	$28,207	2011
	$8,709,241			615,438	2010
				49,975	2009
Municipal Income	$21,749,392	2011
	15,055,804	2010		$693,620
	526,271	2009
			New York Investment Quality	$68,365	2008
	$37,331,467
			New York Income	$2,021,656	2011
California Income	$124,338	2011		68,166	2010
	2,398,646	2010
				$2,089,822
	2,522,984

Florida Investment Quality	—	—
Florida Income	$192,363	2010

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders The tax character of distributions paid during the period ended April 30, 2004 and the year ended October 31, 2003 were as follows:

	Period ended April 30, 2004

			Long-term
Distributions Paid From:	Tax-exempt Income	Ordinary Income	Capital Gains	Total Distributions

Municipal Investment Quality	$8,330,574	$—	$—	$8,330,574
Municipal Income	22,923,867	—	—	22,923,867
California Investment Quality	455,093	—	52,176	507,269
California Income	7,455,598	—	—	7,455,598
Florida Investment Quality	505,513	—	280,537	786,050
Florida Income	3,237,091	—	—	3,237,091
New Jersey Investment Quality	436,634	—	—	436,634
New Jersey Income	3,619,743	—	—	3,619,743
New York Investment Quality	615,816	—	—	615,816
New York Income	6,137,737	—	—	6,137,737

	Year ended October 31, 2003

			Long-term
Distributions Paid From:	Tax-exempt Income	Ordinary Income	Capital Gains	Total Distributions

Municipal Investment Quality	$16,282,840	$—	$—	$16,282,840
Municipal Income	45,162,896	—	—	45,162,896
California Investment Quality	899,044	—	—	899,044
California Income	14,616,191	—	—	14,616,191
Florida Investment Quality	1,028,098	—	—	1,028,098
Florida Income	6,435,446	—	—	6,435,446
New Jersey Investment Quality	862,609	—	—	862,609
New Jersey Income	7,144,591	—	—	7,144,591
New York Investment Quality	1,235,682	—	—	1,235,682
New York Income	12,228,638	—	—	12,228,638

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

			Undistributed
	Undistributed	Undistributed	Long-term	Unrealized
	Tax-exempt Income	Ordinary Income	Capital Gains	Net Appreciation

Municipal Investment Quality	$12,344,534	$—	$—	$22,494,165
Municipal Income	19,906,305	—	—	13,772,877
California Investment Quality	468,184	460	146	533,911
California Income	6,272,686	—	—	—
Florida Investment Quality	580,847	—	2,504	1,353,651
Florida Income	2,455,347	—	627,491	2,215,179
New Jersey Investment Quality	646,312	—	—	1,351,593
New Jersey Income	3,149,195	—	106,348	2,314,597
New York Investment Quality	735,988	—	—	1,547,457
New York Income	4,852,515	—	—	5,951,194

Note 5. Capital There are 200 million of $0.01 par value common shares authorized for each of the Investment Quality Trusts. There are an unlimited number of $0.001 par value common shares authorized for the Income Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At April 30, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common	Common		Common	Common
	Shares	Shares		Shares	Shares
Trust	Outstanding	Owned	Trust	Outstanding	Owned

Municipal Investment Quality	16,707,093	—	Florida Income	6,646,343	—
Municipal Income	43,588,385	—	New Jersey Investment Quality	1,007,093	7,093
California Investment Quality	1,007,093	7,093	New Jersey Income	7,414,793	—
California Income	14,985,501	—	New York Investment Quality	1,307,093	7,093
Florida Investment Quality	1,127,093	7,093	New York Income	12,521,494	—

     During the six months ended April 30, 2004, Municipal Income issued 35,706 additional shares under its dividend reinvestment plan. During the year ended October 31, 2003, Municipal Income issued 69,968 additional shares under its dividend reinvestment plan.

     As of April 30, 2004, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Investment Quality	T7	3,262	Florida Investment Quality	R7	340
	T28	2,600	Florida Income	T7	2,302
Municipal Income	M7	3,001	New Jersey Investment Quality	T7	300
	T7	3,001	New Jersey Income	R7	2,552
	W7	3,001	New York Investment Quality	F7	392
	R7	3,001	New York Income	W7	2,195
	F7	3,001		F7	2,195
California Investment Quality	W7	300
California Income	T7	2,639
	R7	2,639

     Dividends on seven-day preferred shares are cumulative at a rate which resets every seven days based on the results of an auction. Dividends on 28 day preferred shares are cumulative at a rate which resets every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the period ended April 30, 2004, were as follows:

Trust	Low	High	Trust	Low	High

Municipal Investment Quality	0.80%	1.34%	Florida Income	0.19%	1.10%
Municipal Income	0.45	1.35	New Jersey Investment Quality	0.45	1.10
California Investment Quality	0.45	1.25	New Jersey Income	0.40	1.25
California Income	0.75	1.40	New York Investment Quality	0.45	1.25
Florida Investment Quality	0.80	2.20	New York Income	0.40	1.30

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends Subsequent to April 30, 2004, the Board of each Trust declared dividends from undistributed earnings per common share payable June 1, 2004, to shareholders of record on May 14, 2004. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Municipal Investment Quality	$0.076189	Florida Income	$0.075375
Municipal Income	0.081125	New Jersey Investment Quality	0.067148
California Investment Quality	0.070600	New Jersey Income	0.075108
California Income	0.076074	New York Investment Quality	0.073125
Florida Investment Quality	0.070781	New York Income	0.075339

The dividends declared on preferred shares for the period May 1, 2004 to May 31, 2004, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Municipal Investment Quality	T7	$61,456	Florida Investment Quality	R7	$6,992
	T28	45,864	Florida Income	T7	42,242
Municipal Income	M7	72,954	New Jersey Investment Quality	T7	3,813
	T7	58,129	New Jersey Income	R7	45,630
	W7	57,229	New York Investment Quality	F7	8,052
	R7	58,700	New York Income	W7	36,613
	F7	56,329		F7	43,966
California Investment Quality	W7	5,178
California Income	T7	48,505
	R7	47,264

Note 7. Reimbursements In December of 2003, the Advisor determined that each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality had purchased high yield bonds in violation of a non-fundamental investment policy requiring their investments to be of investment grade quality at the time of purchase. The Advisor has reimbursed each of the Trusts for the realized and unrealized losses incurred from the date of purchase through December 18, 2003, as a result of these unauthorized purchases. The net realized and unrealized gains on these securities as of December 18, 2003 was $167,280.00 for Municipal Investment Quality, $10,779.26 for California Investment Quality, $46,655.67 for Florida Investment Quality and $4,284.00 for New York Investment Quality. The amount of the reimbursement for the losses was $18,420.76 for California Investment Quality, $86,481.10 for New Jersey Investment Quality and $3,690.00 for New York Investment Quality. Such amounts have been reflected in the accompanying financial statements for the six months ended April 30, 2004.

Note 8. Investment Policy On December 18, 2003, the Board approved a resolution for each of the Municipal Investment Quality, California Investment Quality, Florida Investment Quality, New Jersey Investment Quality and New York Investment Quality whereby each such Trust adopted a non-fundamental investment policy permitting each Trust to invest up to 20% of its managed assets, measured at the time of purchase, in securities rated BB/Ba or B by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies Inc., Fitch Ratings or another nationally recognized rating agency or, if unrated, deemed to be of comparable credit quality by BlackRock Advisors, Inc. or its affiliates.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan"), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent") in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After an Investment Quality Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases"). The Investment Quality Trusts will not issue any new shares under the Plan.

     After an Income Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV") is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Trust shares and a cash payment for any fraction of a Trust share.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan, however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or (800) 699-1BFM.

ADDITIONAL INFORMATION

     The Joint Annual Meeting of Shareholders was held on May 26, 2004, to elect a certain number of Directors/Trustees for each of the following Trusts to three year terms, unless otherwise indicated, expiring in 2007:

Municipal Investment Quality

Elected the Class II Directors as follows:
Director	Votes for	Votes Withheld

Frank J. Fabozzi	4,579	456
Walter F. Mondale	13,260,683	1,070,810
Ralph L. Schlosstein	14,148,010	183,483

Municipal Income

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	38,345,234	639,292
Kent Dixon	38,443,181	541,345
Robert S. Kapito	38,446,429	538,097

California Investment Quality

Elected the Class I Directors as follows:
Director	Votes for	Votes Withheld

Richard E. Cavanagh	279	2
James Clayburn La Force, Jr.	602,054	7,123

California Income

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	12,705,364	94,387
Kent Dixon	12,703,580	96,171
Robert S. Kapito	12,711,349	88,402

Florida Investment Quality

Elected the Class I Trustees as follows:
Trustee	Votes for	Votes Withheld

Richard E. Cavanagh	322	0
James Clayburn La Force, Jr.	950,094	7,762

Florida Income

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	5,803,225	83,799
Kent Dixon	5,811,225	75,799
Robert S. Kapito	5,811,678	75,346

New Jersey Investment Quality

Elected the Class I Directors as follows:
Director	Votes for	Votes Withheld

Richard E. Cavanagh	300	0
James Clayburn La Force, Jr.	896,815	8,087

New Jersey Income

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	6,233,270	80,392
Kent Dixon	6,242,455	71,207
Robert S. Kapito	6,244,416	69,246

New York Investment Quality

Elected the Class I Directors as follows:
Director	Votes for	Votes Withheld

Richard E. Cavanagh	377	2
James Clayburn La Force, Jr.	1,075,136	6,314

New York Income

Elected the Class III Trustees as follows:
Trustee	Votes for	Votes Withheld

Andrew F. Brimmer	10,998,688	136,186
Kent Dixon	11,009,087	125,787
Robert S. Kapito	10,989,106	145,768

     In addition to the election of Directors/Trustees, the following Trusts had an additional proposal (Proposal #2) to amend its respective Articles Supplementary in order to require an annual, instead of a quarterly, valuation date in connection with certain asset coverage tests:

	Votes for	Votes Against	Votes Withheld

Municipal Investment Quality	12,903,291	1,260,154	168,048
California Investment Quality	584,120	21,157	3,900
New Jersey Investment Quality	875,194	6,272	23,436
New York Investment Quality	1,027,905	33,033	20,512

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

[This Page Intentionally Left Blank]

BlackRock Closed-End Funds

Director/Trustees		Transfer Agent
	Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
	Andrew F. Brimmer	250 Royall Street
	Richard E. Cavanagh	Canton, MA 02021
	Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
	Robert S. Kapito	Auction Agent[1]
	James Clayburn La Force, Jr.	Bank of New York
	Walter F. Mondale	100 Church Street, 8th Floor
New York, NY 10286
Officers
	Robert S. Kapito, President	Auction Agent[2]
	Henry Gabbay, Treasurer	Deutsche Bank Trust Company Americas
	Anne Ackerley, Vice President	60 Wall Street, 27th Floor
	Kevin M. Klingert, Vice President	New York, NY 10005
Richard M. Shea, Vice President/Tax
	James Kong, Assistant Treasurer	Independent Accountants
	Vincent B. Tritto, Secretary	Deloitte & Touche LLP
	Brian P. Kindelan, Assistant Secretary	200 Berkeley Street
Boston, MA 02116
Investment Advisor
	BlackRock Advisors, Inc.	Legal Counsel
	100 Bellevue Parkway	Skadden, Arps, Slate, Meagher & Flom LLP
	Wilmington, DE 19809	Four Times Square
	(800) 227-7BFM	New York, NY 10036

Sub-Advisor[1]		Legal Counsel – Independent Trustees
	BlackRock Financial Management, Inc.	Debevoise & Plimpton LLP
	40 East 52nd Street	919 Third Avenue
	New York, NY 10022	New York, NY 10022

Custodian		This report is for shareholder information. This is not a prospectus
	State Street Bank and Trust Company	intended for use in the purchase or sale of Trust shares.
	225 Franklin Street	Statements and other information contained in this report are as
	Boston, MA 02110	dated and are subject to change.

1	For the Income Trusts.	BlackRock Closed-End Funds
2	For the Investment Quality Trusts.	c/o BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-1

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable for reports for periods ending on or before July 9, 2004.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable for reports covering periods ending on or before June 15, 2004.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ___The BlackRock New Jersey Municipal Income Trust__________________________________________

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Treasurer
Date:	July 2, 2004

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito ___________________________________________
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 2, 2004

By:	/s/ Henry Gabbay ___________________________________________
Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	July 2, 2004

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